UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity® Stock Selector Small Cap Fund : FDSCX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Small Cap Fund	$ 40	0.85%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.7
Financials	18.3
Health Care	15.7
Information Technology	13.3
Consumer Discretionary	10.0
Materials	5.2
Real Estate	4.9
Consumer Staples	4.5
Energy	4.3
Utilities	2.7
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 1.5
Puerto Rico - 1.1
Thailand - 1.0
Israel - 1.0
Japan - 0.8
Netherlands - 0.7
India - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.6
IES Holdings Inc	1.4
Mr Cooper Group Inc	1.3
Essential Properties Realty Trust Inc	1.3
First BanCorp/Puerto Rico	1.1
Green Brick Partners Inc	1.1
CareTrust REIT Inc	1.1
Sanmina Corp	1.1
Simply Good Foods Co/The	1.1
Antero Resources Corp	1.1
12.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915675.100    336-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Focused Stock Fund Fidelity® Focused Stock Fund : FTQGX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused Stock Fund	$ 30	0.65%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.8
Consumer Discretionary	18.3
Financials	13.7
Communication Services	11.3
Health Care	8.5
Consumer Staples	5.1
Industrials	4.4
Energy	3.9
Real Estate	3.2
Utilities	2.1
Materials	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Canada - 2.9
Brazil - 0.5
Taiwan - 0.3
Switzerland - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.5
NVIDIA Corp	5.8
Meta Platforms Inc Class A	5.2
Apple Inc	5.2
Robinhood Markets Inc Class A	5.0
Microsoft Corp	4.9
Kyndryl Holdings Inc	3.9
Alphabet Inc Class A	3.7
DraftKings Inc Class A	3.4
Bank of New York Mellon Corp/The	3.3
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915668.100    333-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Disciplined Equity Fund Fidelity® Disciplined Equity Fund : FDEQX

This semi-annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disciplined Equity Fund	$ 27	0.56%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,841,223,647
Number of Holdings	106
Portfolio Turnover	66%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Financials	15.7
Industrials	15.6
Communication Services	12.4
Health Care	10.6
Consumer Discretionary	7.3
Consumer Staples	2.3
Real Estate	2.0
Materials	0.9
Energy	0.7
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
NVIDIA Corp	6.9
Amazon.com Inc	4.9
Meta Platforms Inc Class A	4.6
Apple Inc	4.4
Eli Lilly & Co	2.8
Alphabet Inc Class A	2.5
Visa Inc Class A	2.4
Netflix Inc	2.3
Broadcom Inc	2.2
40.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915652.100    315-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Value Fund Fidelity® Value Fund Class K : FVLKX

This semi-annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 30	0.63%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$7,509,480,410
Number of Holdings	274
Portfolio Turnover	73%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.1
Financials	15.4
Health Care	11.0
Materials	10.1
Consumer Discretionary	9.4
Energy	9.2
Utilities	7.1
Real Estate	5.8
Consumer Staples	5.3
Information Technology	4.2
Communication Services	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.1
Canada - 5.4
Germany - 1.0
United Kingdom - 0.9
Zambia - 0.8
Puerto Rico - 0.7
France - 0.7
Belgium - 0.7
Spain - 0.5
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.4
Ventas Inc	1.1
Eversource Energy	1.0
Smurfit WestRock PLC	0.9
Cheniere Energy Inc	0.9
Molina Healthcare Inc	0.9
Apollo Global Management Inc	0.8
First Quantum Minerals Ltd	0.8
UGI Corp	0.8
Sun Communities Inc	0.8
9.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915596.100    2102-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class I : FSFNX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.70%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.8
Consumer Discretionary	18.3
Financials	13.7
Communication Services	11.3
Health Care	8.5
Consumer Staples	5.1
Industrials	4.4
Energy	3.9
Real Estate	3.2
Utilities	2.1
Materials	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Canada - 2.9
Brazil - 0.5
Taiwan - 0.3
Switzerland - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.5
NVIDIA Corp	5.8
Meta Platforms Inc Class A	5.2
Apple Inc	5.2
Robinhood Markets Inc Class A	5.0
Microsoft Corp	4.9
Kyndryl Holdings Inc	3.9
Alphabet Inc Class A	3.7
DraftKings Inc Class A	3.4
Bank of New York Mellon Corp/The	3.3
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918455.100    7856-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class M : FSFJX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.19%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.8
Consumer Discretionary	18.3
Financials	13.7
Communication Services	11.3
Health Care	8.5
Consumer Staples	5.1
Industrials	4.4
Energy	3.9
Real Estate	3.2
Utilities	2.1
Materials	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Canada - 2.9
Brazil - 0.5
Taiwan - 0.3
Switzerland - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.5
NVIDIA Corp	5.8
Meta Platforms Inc Class A	5.2
Apple Inc	5.2
Robinhood Markets Inc Class A	5.0
Microsoft Corp	4.9
Kyndryl Holdings Inc	3.9
Alphabet Inc Class A	3.7
DraftKings Inc Class A	3.4
Bank of New York Mellon Corp/The	3.3
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918453.100    7854-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Capital Appreciation Fund Fidelity® Capital Appreciation Fund : FDCAX

This semi-annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital Appreciation Fund	$ 30	0.61%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,130,660,384
Number of Holdings	145
Portfolio Turnover	52%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.9
Financials	16.1
Health Care	15.8
Consumer Discretionary	13.4
Industrials	12.2
Communication Services	7.0
Consumer Staples	4.0
Materials	3.4
Energy	3.0
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.4
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.6
China - 2.4
Canada - 2.3
Brazil - 1.6
Israel - 0.8
Belgium - 0.8
Netherlands - 0.6
Taiwan - 0.5
Japan - 0.5
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.8
NVIDIA Corp	6.5
Amazon.com Inc	5.3
Mastercard Inc Class A	3.9
Apple Inc	3.0
Boston Scientific Corp	2.6
Visa Inc Class A	2.0
Deere & Co	1.9
Lowe's Cos Inc	1.9
Equifax Inc	1.8
35.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915644.100    307-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class A : FCDAX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.13%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.7
Financials	18.3
Health Care	15.7
Information Technology	13.3
Consumer Discretionary	10.0
Materials	5.2
Real Estate	4.9
Consumer Staples	4.5
Energy	4.3
Utilities	2.7
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 1.5
Puerto Rico - 1.1
Thailand - 1.0
Israel - 1.0
Japan - 0.8
Netherlands - 0.7
India - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.6
IES Holdings Inc	1.4
Mr Cooper Group Inc	1.3
Essential Properties Realty Trust Inc	1.3
First BanCorp/Puerto Rico	1.1
Green Brick Partners Inc	1.1
CareTrust REIT Inc	1.1
Sanmina Corp	1.1
Simply Good Foods Co/The	1.1
Antero Resources Corp	1.1
12.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915670.100    1862-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class I : FCDIX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.87%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.7
Financials	18.3
Health Care	15.7
Information Technology	13.3
Consumer Discretionary	10.0
Materials	5.2
Real Estate	4.9
Consumer Staples	4.5
Energy	4.3
Utilities	2.7
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 1.5
Puerto Rico - 1.1
Thailand - 1.0
Israel - 1.0
Japan - 0.8
Netherlands - 0.7
India - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.6
IES Holdings Inc	1.4
Mr Cooper Group Inc	1.3
Essential Properties Realty Trust Inc	1.3
First BanCorp/Puerto Rico	1.1
Green Brick Partners Inc	1.1
CareTrust REIT Inc	1.1
Sanmina Corp	1.1
Simply Good Foods Co/The	1.1
Antero Resources Corp	1.1
12.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915673.100    1866-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class M : FCDTX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.39%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.7
Financials	18.3
Health Care	15.7
Information Technology	13.3
Consumer Discretionary	10.0
Materials	5.2
Real Estate	4.9
Consumer Staples	4.5
Energy	4.3
Utilities	2.7
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 1.5
Puerto Rico - 1.1
Thailand - 1.0
Israel - 1.0
Japan - 0.8
Netherlands - 0.7
India - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.6
IES Holdings Inc	1.4
Mr Cooper Group Inc	1.3
Essential Properties Realty Trust Inc	1.3
First BanCorp/Puerto Rico	1.1
Green Brick Partners Inc	1.1
CareTrust REIT Inc	1.1
Sanmina Corp	1.1
Simply Good Foods Co/The	1.1
Antero Resources Corp	1.1
12.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915672.100    1865-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class A : FSFGX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.94%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.8
Consumer Discretionary	18.3
Financials	13.7
Communication Services	11.3
Health Care	8.5
Consumer Staples	5.1
Industrials	4.4
Energy	3.9
Real Estate	3.2
Utilities	2.1
Materials	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Canada - 2.9
Brazil - 0.5
Taiwan - 0.3
Switzerland - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.5
NVIDIA Corp	5.8
Meta Platforms Inc Class A	5.2
Apple Inc	5.2
Robinhood Markets Inc Class A	5.0
Microsoft Corp	4.9
Kyndryl Holdings Inc	3.9
Alphabet Inc Class A	3.7
DraftKings Inc Class A	3.4
Bank of New York Mellon Corp/The	3.3
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918449.100    7853-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class C : FSFMX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.70%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.8
Consumer Discretionary	18.3
Financials	13.7
Communication Services	11.3
Health Care	8.5
Consumer Staples	5.1
Industrials	4.4
Energy	3.9
Real Estate	3.2
Utilities	2.1
Materials	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Canada - 2.9
Brazil - 0.5
Taiwan - 0.3
Switzerland - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.5
NVIDIA Corp	5.8
Meta Platforms Inc Class A	5.2
Apple Inc	5.2
Robinhood Markets Inc Class A	5.0
Microsoft Corp	4.9
Kyndryl Holdings Inc	3.9
Alphabet Inc Class A	3.7
DraftKings Inc Class A	3.4
Bank of New York Mellon Corp/The	3.3
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918451.100    7855-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Capital Appreciation Fund Fidelity® Capital Appreciation Fund Class K : FCAKX

This semi-annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 26	0.53%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,130,660,384
Number of Holdings	145
Portfolio Turnover	52%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.9
Financials	16.1
Health Care	15.8
Consumer Discretionary	13.4
Industrials	12.2
Communication Services	7.0
Consumer Staples	4.0
Materials	3.4
Energy	3.0
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.4
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.6
China - 2.4
Canada - 2.3
Brazil - 1.6
Israel - 0.8
Belgium - 0.8
Netherlands - 0.6
Taiwan - 0.5
Japan - 0.5
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.8
NVIDIA Corp	6.5
Amazon.com Inc	5.3
Mastercard Inc Class A	3.9
Apple Inc	3.0
Boston Scientific Corp	2.6
Visa Inc Class A	2.0
Deere & Co	1.9
Lowe's Cos Inc	1.9
Equifax Inc	1.8
35.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915643.100    2079-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Value Fund Fidelity® Value Fund : FDVLX

This semi-annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Fund	$ 34	0.71%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$7,509,480,410
Number of Holdings	274
Portfolio Turnover	73%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.1
Financials	15.4
Health Care	11.0
Materials	10.1
Consumer Discretionary	9.4
Energy	9.2
Utilities	7.1
Real Estate	5.8
Consumer Staples	5.3
Information Technology	4.2
Communication Services	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.1
Canada - 5.4
Germany - 1.0
United Kingdom - 0.9
Zambia - 0.8
Puerto Rico - 0.7
France - 0.7
Belgium - 0.7
Spain - 0.5
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
PG&E Corp	1.4
Ventas Inc	1.1
Eversource Energy	1.0
Smurfit WestRock PLC	0.9
Cheniere Energy Inc	0.9
Molina Healthcare Inc	0.9
Apollo Global Management Inc	0.8
First Quantum Minerals Ltd	0.8
UGI Corp	0.8
Sun Communities Inc	0.8
9.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915597.100    39-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Disciplined Equity Fund Fidelity® Disciplined Equity Fund Class K : FDEKX

This semi-annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.48%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,841,223,647
Number of Holdings	106
Portfolio Turnover	66%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Financials	15.7
Industrials	15.6
Communication Services	12.4
Health Care	10.6
Consumer Discretionary	7.3
Consumer Staples	2.3
Real Estate	2.0
Materials	0.9
Energy	0.7
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
NVIDIA Corp	6.9
Amazon.com Inc	4.9
Meta Platforms Inc Class A	4.6
Apple Inc	4.4
Eli Lilly & Co	2.8
Alphabet Inc Class A	2.5
Visa Inc Class A	2.4
Netflix Inc	2.3
Broadcom Inc	2.2
40.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915651.100    2081-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class Z : FSFOX

This semi-annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.57%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$3,702,045,509
Number of Holdings	42
Portfolio Turnover	182%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.8
Consumer Discretionary	18.3
Financials	13.7
Communication Services	11.3
Health Care	8.5
Consumer Staples	5.1
Industrials	4.4
Energy	3.9
Real Estate	3.2
Utilities	2.1
Materials	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Canada - 2.9
Brazil - 0.5
Taiwan - 0.3
Switzerland - 0.3

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	6.5
NVIDIA Corp	5.8
Meta Platforms Inc Class A	5.2
Apple Inc	5.2
Robinhood Markets Inc Class A	5.0
Microsoft Corp	4.9
Kyndryl Holdings Inc	3.9
Alphabet Inc Class A	3.7
DraftKings Inc Class A	3.4
Bank of New York Mellon Corp/The	3.3
46.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918457.100    7857-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class Z : FSSZX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.73%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.7
Financials	18.3
Health Care	15.7
Information Technology	13.3
Consumer Discretionary	10.0
Materials	5.2
Real Estate	4.9
Consumer Staples	4.5
Energy	4.3
Utilities	2.7
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 1.5
Puerto Rico - 1.1
Thailand - 1.0
Israel - 1.0
Japan - 0.8
Netherlands - 0.7
India - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.6
IES Holdings Inc	1.4
Mr Cooper Group Inc	1.3
Essential Properties Realty Trust Inc	1.3
First BanCorp/Puerto Rico	1.1
Green Brick Partners Inc	1.1
CareTrust REIT Inc	1.1
Sanmina Corp	1.1
Simply Good Foods Co/The	1.1
Antero Resources Corp	1.1
12.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915674.100    2887-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class C : FCDCX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.89%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$4,598,852,176
Number of Holdings	216
Portfolio Turnover	40%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.7
Financials	18.3
Health Care	15.7
Information Technology	13.3
Consumer Discretionary	10.0
Materials	5.2
Real Estate	4.9
Consumer Staples	4.5
Energy	4.3
Utilities	2.7
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 1.5
Puerto Rico - 1.1
Thailand - 1.0
Israel - 1.0
Japan - 0.8
Netherlands - 0.7
India - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
FirstCash Holdings Inc	1.6
IES Holdings Inc	1.4
Mr Cooper Group Inc	1.3
Essential Properties Realty Trust Inc	1.3
First BanCorp/Puerto Rico	1.1
Green Brick Partners Inc	1.1
CareTrust REIT Inc	1.1
Sanmina Corp	1.1
Simply Good Foods Co/The	1.1
Antero Resources Corp	1.1
12.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915671.100    1864-TSRS-0625

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Capital Appreciation Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Capital Appreciation Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Biotechnology - 0.2%
Galapagos NV ADR (b)(c)	354,700	9,548,524
Pharmaceuticals - 0.6%
UCB SA	200,700	36,639,547
TOTAL BELGIUM		46,188,071
BRAZIL - 1.6%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (b)	34,800	81,113,580
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	1,974,200	18,379,802
TOTAL BRAZIL		99,493,382
CANADA - 2.3%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Dollarama Inc	291,500	35,967,032
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd (United States)	2,300,500	66,001,345
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (United States) (b)	398,000	37,810,000
TOTAL CANADA		139,778,377
CHINA - 2.4%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd	1,046,500	64,099,123
Consumer Discretionary - 1.4%
Automobiles - 1.2%
BYD Co Ltd H Shares	1,462,000	69,439,512
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd ADR	220,266	12,993,491
TOTAL CONSUMER DISCRETIONARY		82,433,003

TOTAL CHINA		146,532,126
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	114,500	8,191,728
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	256,800	26,745,720
ISRAEL - 0.8%
Health Care - 0.5%
Biotechnology - 0.0%
Gamida Cell Ltd (d)	2,169,053	22
Gamida Cell Ltd warrants 4/21/2028 (b)(c)(d)	317,400	3
		25
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	2,158,100	33,472,131
TOTAL HEALTH CARE		33,472,156

Information Technology - 0.3%
IT Services - 0.3%
Wix.com Ltd (b)	99,100	16,806,369
TOTAL ISRAEL		50,278,525
JAPAN - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	551,200	31,754,388
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
BE Semiconductor Industries NV	353,500	37,739,584
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
eMemory Technology Inc	49,000	3,937,675
Taiwan Semiconductor Manufacturing Co Ltd ADR	167,500	27,920,575

TOTAL TAIWAN		31,858,250
UNITED KINGDOM - 0.4%
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (b)	158,900	4,782,889
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	356,200	19,459,206
TOTAL UNITED KINGDOM		24,242,095
UNITED STATES - 86.8%
Communication Services - 6.0%
Entertainment - 1.8%
Live Nation Entertainment Inc (b)	500,700	66,317,715
ROBLOX Corp Class A (b)	674,700	45,238,635
		111,556,350
Interactive Media & Services - 4.2%
Alphabet Inc Class A	483,340	76,754,392
Alphabet Inc Class C	595,520	95,813,213
Epic Games Inc (b)(d)(e)	4,584	2,930,689
Meta Platforms Inc Class A	144,800	79,495,200
		254,993,494
TOTAL COMMUNICATION SERVICES		366,549,844

Consumer Discretionary - 10.1%
Broadline Retail - 5.4%
Amazon.com Inc (b)	1,731,560	319,334,295
Savers Value Village Inc (b)(c)	495,100	4,748,009
		324,082,304
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	37,000	14,410,760
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	543,700	66,287,904
Carnival Corp (b)	439,200	8,054,928
Kura Sushi USA Inc Class A (b)(c)	159,575	9,395,776
Starbucks Corp	267,300	21,397,365
		105,135,973
Household Durables - 0.7%
DR Horton Inc	118,600	14,983,924
TopBuild Corp (b)	100,700	29,783,032
		44,766,956
Specialty Retail - 2.1%
Floor & Decor Holdings Inc Class A (b)	147,500	10,537,400
Lowe's Cos Inc	524,700	117,301,932
		127,839,332
TOTAL CONSUMER DISCRETIONARY		616,235,325

Consumer Staples - 4.0%
Beverages - 2.3%
Coca-Cola Co/The	1,328,500	96,382,675
Constellation Brands Inc Class A	243,000	45,572,220
		141,954,895
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc (b)	202,700	16,574,779
Personal Care Products - 1.4%
Estee Lauder Cos Inc/The Class A	963,800	57,789,448
Kenvue Inc	1,308,600	30,882,960
		88,672,408
TOTAL CONSUMER STAPLES		247,202,082

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp (b)	586,900	20,441,727
Cheniere Energy Inc	306,600	70,858,326
Range Resources Corp	795,200	26,981,136
		118,281,189
Financials - 16.1%
Banks - 2.5%
Huntington Bancshares Inc/OH	1,962,200	28,510,766
JPMorgan Chase & Co	265,600	64,971,072
M&T Bank Corp	355,300	60,315,728
		153,797,566
Capital Markets - 2.8%
Evercore Inc Class A	78,900	16,197,381
Intercontinental Exchange Inc	461,200	77,467,764
Morgan Stanley	661,900	76,396,498
		170,061,643
Consumer Finance - 1.2%
Capital One Financial Corp	402,100	72,482,546
Financial Services - 7.9%
Fiserv Inc (b)	299,400	55,260,258
Mastercard Inc Class A	422,000	231,281,320
Rocket Cos Inc Class A (c)	1,944,300	25,100,913
Toast Inc Class A (b)	1,225,100	43,589,058
Visa Inc Class A	362,500	125,243,750
		480,475,299
Insurance - 1.7%
Arthur J Gallagher & Co	330,241	105,904,986
TOTAL FINANCIALS		982,722,040

Health Care - 13.4%
Biotechnology - 4.9%
AbbVie Inc	354,700	69,201,970
Adamas Pharmaceuticals Inc rights (b)(d)	1,379,600	13,796
Adamas Pharmaceuticals Inc rights (b)(d)	1,379,600	13
Alnylam Pharmaceuticals Inc (b)	253,200	66,652,368
Arcellx Inc (b)	63,800	4,143,810
Beam Therapeutics Inc (b)(c)	511,720	10,198,580
Biogen Inc (b)	124,000	15,013,920
Cytokinetics Inc (b)	117,300	5,025,132
Exact Sciences Corp (b)	1,124,000	51,299,360
Gilead Sciences Inc	554,200	59,044,468
Hookipa Pharma Inc (b)	91,620	87,039
Krystal Biotech Inc (b)	19,100	3,244,708
Moderna Inc (b)	231,600	6,609,864
Seres Therapeutics Inc (b)(c)	16,524	160,283
Vor BioPharma Inc (b)	610,405	414,526
XOMA Royalty Corp (b)	296,000	7,115,840
		298,225,677
Health Care Equipment & Supplies - 3.6%
Align Technology Inc (b)	191,300	33,152,290
Boston Scientific Corp (b)	1,480,700	152,319,609
Ceribell Inc	67,100	1,079,639
Penumbra Inc (b)	114,985	33,672,207
		220,223,745
Health Care Providers & Services - 2.7%
CVS Health Corp	213,000	14,209,230
HealthEquity Inc (b)	344,400	29,521,968
Humana Inc	104,900	27,508,976
UnitedHealth Group Inc	225,400	92,738,576
		163,978,750
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	76,200	17,807,178
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (b)	298,260	2,466,610
Bio-Techne Corp	97,700	4,919,196
Codexis Inc (b)(c)	970,508	2,232,168
		9,617,974
Pharmaceuticals - 1.8%
Eli Lilly & Co	42,800	38,475,060
Royalty Pharma PLC Class A	2,131,200	69,945,984
Zevra Therapeutics Inc (b)(c)	414,700	3,039,751
		111,460,795
TOTAL HEALTH CARE		821,314,119

Industrials - 11.8%
Aerospace & Defense - 1.3%
GE Aerospace	385,600	77,713,824
Loar Holdings Inc (b)(c)	6,400	605,312
		78,319,136
Building Products - 0.4%
Simpson Manufacturing Co Inc	198,200	30,461,358
Electrical Equipment - 1.5%
GE Vernova Inc	250,425	92,862,599
Machinery - 4.9%
Allison Transmission Holdings Inc	590,900	54,504,616
Deere & Co	253,700	117,605,172
Ingersoll Rand Inc	874,545	65,966,929
Westinghouse Air Brake Technologies Corp	335,600	61,998,744
		300,075,461
Professional Services - 2.9%
Equifax Inc	408,900	106,367,157
KBR Inc	627,200	33,122,432
UL Solutions Inc Class A (c)	618,200	35,354,858
		174,844,447
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom) (c)	293,400	49,306,888
TOTAL INDUSTRIALS		725,869,889

Information Technology - 19.7%
IT Services - 0.3%
Gartner Inc (b)	50,600	21,306,648
Semiconductors & Semiconductor Equipment - 6.8%
Astera Labs Inc (b)	12,000	783,720
NVIDIA Corp	3,605,760	392,739,379
SiTime Corp (b)	129,674	19,043,924
		412,567,023
Software - 9.6%
Appfolio Inc Class A (b)	14,200	2,932,584
Asapp Inc warrants 8/28/2028 (b)(d)(e)	1,620,156	1,587,753
CyberArk Software Ltd (b)	33,600	11,832,576
Docusign Inc (b)	568,200	46,450,350
HubSpot Inc (b)	73,300	44,822,950
Microsoft Corp	1,038,110	410,323,359
Monday.com Ltd (b)	64,100	18,011,459
Nutanix Inc Class A (b)	92,749	6,371,856
OpenAI Global LLC rights (b)(d)(e)	3,900,800	5,734,176
Palo Alto Networks Inc (b)	103,300	19,309,869
SailPoint Inc	36,000	617,760
Zeta Global Holdings Corp Class A (b)	535,300	6,991,018
Zscaler Inc (b)	31,000	7,011,270
		581,996,980
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc	873,708	185,662,950
TOTAL INFORMATION TECHNOLOGY		1,201,533,601

Materials - 3.0%
Chemicals - 0.6%
Sherwin-Williams Co/The	105,400	37,197,768
Construction Materials - 1.1%
Eagle Materials Inc	42,700	9,666,853
Martin Marietta Materials Inc	103,200	54,074,736
		63,741,589
Containers & Packaging - 0.8%
International Paper Co	1,052,200	48,064,496
Metals & Mining - 0.5%
Carpenter Technology Corp	171,200	33,488,432
TOTAL MATERIALS		182,492,285

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Zillow Group Inc Class A (b)	158,800	10,477,624
Zillow Group Inc Class C (b)	590,200	39,738,166
		50,215,790
TOTAL UNITED STATES		5,312,416,164
TOTAL COMMON STOCKS (Cost $4,501,569,621)		5,955,218,410

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $1,333,500)	1,333,500	1,305,629

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(d)(e)	677	781,935
Canva Inc Series A2 (b)(d)(e)	123	142,065

TOTAL AUSTRALIA		924,000
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	41,000	483,800
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	153,900	353,970
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (d)(e)	129,596	5,297,884
Anduril Industries Inc Series G (d)(e)	7,700	314,776
		5,612,660
Information Technology - 0.2%
IT Services - 0.1%
X.Ai Holdings Corp Series C (d)(e)	227,600	8,321,057
Software - 0.1%
Asapp Inc Series C (b)(d)(e)	513,013	805,430
Asapp Inc Series D (b)(d)(e)	2,823,822	3,670,969
		4,476,399
TOTAL INFORMATION TECHNOLOGY		12,797,456

Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(d)(e)	110,923	1,426,470
Illuminated Holdings Inc Series C3 (b)(d)(e)	138,654	1,783,090
Illuminated Holdings Inc Series C4 (b)(d)(e)	37,518	482,481
Illuminated Holdings Inc Series C5 (b)(d)(e)	75,216	967,278
		4,659,319
TOTAL UNITED STATES		23,907,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,902,707)		24,831,205

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $1,724,100)	1,724,100	2,011,163

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	145,103,351	145,132,372
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	76,494,896	76,502,546
TOTAL MONEY MARKET FUNDS (Cost $221,634,918)			221,634,918

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $4,762,164,846)	6,205,001,325
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(74,340,941)
NET ASSETS - 100.0%	6,130,660,384

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,400,615 or 0.6% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	523,193

Anduril Industries Inc Series F	8/07/24	2,816,976

Anduril Industries Inc Series G	4/17/25	314,798

Asapp Inc Series C	4/30/21	3,384,398

Asapp Inc Series D	8/29/23	10,904,189

Asapp Inc warrants 8/28/2028	8/29/23	2

Canva Inc Series A	9/22/23	722,130

Canva Inc Series A2	9/22/23	131,199

ElevateBio LLC Series C	3/09/21	645,611

Epic Games Inc	3/29/21	4,056,840

Illuminated Holdings Inc 15%	6/14/23	1,333,500

Illuminated Holdings Inc 15%	9/27/23	1,724,100

Illuminated Holdings Inc Series C2	7/07/20	2,773,075

Illuminated Holdings Inc Series C3	7/07/20	4,159,620

Illuminated Holdings Inc Series C4	1/08/21	1,350,648

Illuminated Holdings Inc Series C5	6/16/21	3,249,331

OpenAI Global LLC rights	9/30/24	3,900,800

X.Ai Holdings Corp Series C	11/22/24	4,927,540

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	302	969,599,774	824,467,704	2,046,384	-	-	145,132,372	145,103,351	0.2%
Fidelity Securities Lending Cash Central Fund	30,070,303	307,702,911	261,270,668	224,679	-	-	76,502,546	76,494,896	0.3%
Total	30,070,605	1,277,302,685	1,085,738,372	2,271,063	-	-	221,634,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	430,648,967	363,619,155	64,099,123	2,930,689
Consumer Discretionary	815,748,940	746,309,428	69,439,512	-
Consumer Staples	247,202,082	247,202,082	-	-
Energy	184,282,534	184,282,534	-	-
Financials	982,722,040	982,722,040	-	-
Health Care	972,449,071	940,680,849	31,754,388	13,834
Industrials	745,329,095	745,329,095	-	-
Information Technology	1,325,747,804	1,314,488,200	3,937,675	7,321,929
Materials	200,872,087	200,872,087	-	-
Real Estate	50,215,790	50,215,790	-	-

Convertible Corporate Bonds
Materials	1,305,629	-	-	1,305,629

Convertible Preferred Stocks
Financials	483,800	-	-	483,800
Health Care	353,970	-	-	353,970
Industrials	5,612,660	-	-	5,612,660
Information Technology	13,721,456	-	-	13,721,456
Materials	4,659,319	-	-	4,659,319

Preferred Securities
Materials	2,011,163	-	-	2,011,163

Money Market Funds	221,634,918	221,634,918	-	-
Total Investments in Securities:	6,205,001,325	5,997,356,178	169,230,698	38,414,449
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,648,963) - See accompanying schedule:
Unaffiliated issuers (cost $4,540,529,928)	$5,983,366,407
Fidelity Central Funds (cost $221,634,918)	221,634,918

Total Investment in Securities (cost $4,762,164,846)		$6,205,001,325
Cash		3
Foreign currency held at value (cost $288,188)		300,713
Receivable for investments sold		1,357,311
Receivable for fund shares sold		459,529
Dividends receivable		4,156,161
Interest receivable		253,041
Distributions receivable from Fidelity Central Funds		655,790
Prepaid expenses		2,008
Other receivables		27,404
Total assets		6,212,213,285
Liabilities
Payable for investments purchased	$73,917
Payable for fund shares redeemed	1,819,977
Accrued management fee	3,088,753
Other payables and accrued expenses	56,530
Collateral on securities loaned	76,513,724
Total liabilities		81,552,901
Net Assets		$6,130,660,384
Net Assets consist of:
Paid in capital		$4,319,779,095
Total accumulated earnings (loss)		1,810,881,289
Net Assets		$6,130,660,384

Net Asset Value and Maximum Offering Price
Capital Appreciation :
Net Asset Value, offering price and redemption price per share ($5,938,346,430 ÷ 149,214,403 shares)		$39.80
Class K :
Net Asset Value, offering price and redemption price per share ($192,313,954 ÷ 4,805,107 shares)		$40.02
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$27,214,704
Interest		111,280
Income from Fidelity Central Funds (including $224,679 from security lending)		2,271,063
Total income		29,597,047
Expenses
Management fee
Basic fee	$20,565,181
Performance adjustment	(588,901)
Custodian fees and expenses	55,069
Independent trustees' fees and expenses	14,908
Registration fees	46,296
Audit fees	46,638
Legal	9,749
Interest	105,618
Miscellaneous	11,260
Total expenses		20,265,818
Net Investment income (loss)		9,331,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	368,076,556
Foreign currency transactions	(29,578)
Total net realized gain (loss)		368,046,978
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(637,534,973)
Assets and liabilities in foreign currencies	29,466
Total change in net unrealized appreciation (depreciation)		(637,505,507)
Net gain (loss)		(269,458,529)
Net increase (decrease) in net assets resulting from operations		$(260,127,300)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,331,229	$12,875,314
Net realized gain (loss)	368,046,978	1,284,451,938
Change in net unrealized appreciation (depreciation)	(637,505,507)	886,408,182
Net increase (decrease) in net assets resulting from operations	(260,127,300)	2,183,735,434
Distributions to shareholders	(1,072,883,260)	(191,672,612)

Share transactions - net increase (decrease)	614,658,929	(300,187,389)
Total increase (decrease) in net assets	(718,351,631)	1,691,875,433

Net Assets
Beginning of period	6,849,012,015	5,157,136,582
End of period	$6,130,660,384	$6,849,012,015

Financial Highlights
Fidelity® Capital Appreciation Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.93	$35.32	$34.71	$51.06	$39.58	$36.16
Income from Investment Operations
Net investment income (loss) A,B	.06	.09	.14	.23 C	(.01)	.04
Net realized and unrealized gain (loss)	(1.46)	14.84	3.44	(9.18)	14.99	7.95
Total from investment operations	(1.40)	14.93	3.58	(8.95)	14.98	7.99
Distributions from net investment income	(.11)	(.15)	(.14)	(.17)	(.01)	(.24)
Distributions from net realized gain	(7.62)	(1.18)	(2.84)	(7.23)	(3.49)	(4.34)
Total distributions	(7.73)	(1.32) D	(2.97) D	(7.40)	(3.50)	(4.57) D
Net asset value, end of period	$39.80	$48.93	$35.32	$34.71	$51.06	$39.58
Total Return E,F	(4.11) %	43.35%	11.03%	(20.14)%	40.02%	24.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61% I	.57%	.65%	.83%	.84%	.82%
Expenses net of fee waivers, if any	.61 % I	.57%	.64%	.82%	.84%	.82%
Expenses net of all reductions, if any	.61% I	.57%	.64%	.82%	.84%	.82%
Net investment income (loss)	.28% I	.20%	.39%	.59% C	(.02)%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$5,938,346	$6,619,161	$4,920,535	$4,809,269	$6,548,723	$5,022,804
Portfolio turnover rate J	52 % I	56% K	49%	69%	51%	61% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .21%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Capital Appreciation Fund Class K

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.16	$35.48	$34.85	$51.24	$39.70	$36.25
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.16	.26 C	.02	.07
Net realized and unrealized gain (loss)	(1.49)	14.90	3.47	(9.21)	15.04	7.98
Total from investment operations	(1.41)	15.03	3.63	(8.95)	15.06	8.05
Distributions from net investment income	(.11)	(.17)	(.16)	(.21)	(.03)	(.26)
Distributions from net realized gain	(7.62)	(1.18)	(2.84)	(7.23)	(3.49)	(4.34)
Total distributions	(7.73)	(1.35)	(3.00)	(7.44)	(3.52)	(4.60)
Net asset value, end of period	$40.02	$49.16	$35.48	$34.85	$51.24	$39.70
Total Return D,E	(4.11) %	43.46%	11.13%	(20.08)%	40.12%	24.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H	.48%	.57%	.75%	.76%	.74%
Expenses net of fee waivers, if any	.53 % H	.48%	.56%	.75%	.76%	.74%
Expenses net of all reductions, if any	.53% H	.48%	.56%	.75%	.76%	.73%
Net investment income (loss)	.35% H	.29%	.47%	.67% C	.05%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$192,314	$229,851	$236,602	$326,063	$543,400	$500,280
Portfolio turnover rate I	52 % H	56% J	49%	69%	51%	61% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K, each of which has equal rights as to assets and voting privileges.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital Appreciation Fund	$22,051

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,758,465,532
Gross unrealized depreciation	(323,915,484)
Net unrealized appreciation (depreciation)	$1,434,550,048
Tax cost	$4,770,451,277
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital Appreciation Fund	1,701,995,034	2,352,804,914

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Capital Appreciation Fund	3,576,567	149,998,230	175,430,627

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Capital Appreciation	.63
Class K	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Capital Appreciation	.62
Class K	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Capital Appreciation Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Capital Appreciation. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.02)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Capital Appreciation Fund	20,941

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Capital Appreciation Fund	Borrower	25,566,100	4.92%	104,824

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Capital Appreciation Fund	55,972,894	191,680,314	61,100,238
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Capital Appreciation Fund	5,220

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Capital Appreciation Fund	24,311	374	-

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Capital Appreciation Fund	5,366,000	5.33%	794

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Capital Appreciation Fund
Distributions to shareholders
Capital Appreciation	$1,036,857,286	$182,757,778
Class K	36,025,974	8,914,834
Total	$1,072,883,260	$191,672,612

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Capital Appreciation Fund
Capital Appreciation
Shares sold	2,722,029	8,587,779	$121,746,221	$393,848,564
Reinvestment of distributions	22,375,848	4,517,645	967,084,139	171,760,869
Shares redeemed	(11,147,897)	(17,150,265)	(480,789,134)	(772,437,439)
Net increase (decrease)	13,949,980	(4,044,841)	$608,041,226	$(206,828,006)
Class K
Shares sold	375,556	850,479	$16,548,518	$37,308,394
Reinvestment of distributions	828,946	233,556	36,025,974	8,914,834
Shares redeemed	(1,075,165)	(3,076,927)	(45,956,789)	(139,582,611)
Net increase (decrease)	129,337	(1,992,892)	$6,617,703	$(93,359,383)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703454.127
CAF-SANN-0625
Fidelity® Focused Stock Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Focused Stock Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
BRAZIL - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (a)	8,000	18,646,800
CANADA - 2.9%
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
PrairieSky Royalty Ltd	4,950,000	83,337,806
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	130,000	22,340,273
TOTAL CANADA		105,678,079
SWITZERLAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity PLC	65,000	9,514,700
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	74,000	12,335,060
UNITED STATES - 90.9%
Communication Services - 11.3%
Interactive Media & Services - 8.9%
Alphabet Inc Class A	866,000	137,520,800
Meta Platforms Inc Class A	348,000	191,052,000
		328,572,800
Wireless Telecommunication Services - 2.4%
T-Mobile US Inc	368,019	90,882,292
TOTAL COMMUNICATION SERVICES		419,455,092

Consumer Discretionary - 17.8%
Automobile Components - 1.3%
Modine Manufacturing Co (a)	610,659	49,854,201
Automobiles - 0.1%
Tesla Inc (a)	18,000	5,078,879
Broadline Retail - 6.5%
Amazon.com Inc (a)	1,288,900	237,698,938
Diversified Consumer Services - 2.0%
Service Corp International/US	934,000	74,626,600
Hotels, Restaurants & Leisure - 3.4%
DraftKings Inc Class A (a)	3,700,000	123,173,000
Household Durables - 2.2%
Somnigroup International Inc	1,305,000	79,683,300
Specialty Retail - 0.8%
AutoZone Inc (a)	8,300	31,229,580
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp (a)	509,702	56,490,273
TOTAL CONSUMER DISCRETIONARY		657,834,771

Consumer Staples - 5.1%
Consumer Staples Distribution & Retail - 2.6%
Walmart Inc	976,000	94,916,000
Tobacco - 2.5%
Philip Morris International Inc	548,000	93,905,280
TOTAL CONSUMER STAPLES		188,821,280

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Exxon Mobil Corp	569,000	60,103,470
Financials - 13.7%
Banks - 1.8%
Wells Fargo & Co	927,000	65,826,270
Capital Markets - 9.9%
Bank of New York Mellon Corp/The	1,537,000	123,590,170
Northern Trust Corp	619,931	58,261,115
Robinhood Markets Inc Class A (a)	3,773,000	185,292,031
		367,143,316
Financial Services - 2.0%
Fiserv Inc (a)	396,971	73,268,937
TOTAL FINANCIALS		506,238,523

Health Care - 8.5%
Biotechnology - 0.8%
Alnylam Pharmaceuticals Inc (a)	133,000	35,010,920
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp (a)	529,300	54,449,091
Intuitive Surgical Inc (a)	72,000	37,137,600
		91,586,691
Health Care Providers & Services - 2.4%
UnitedHealth Group Inc	212,000	87,225,280
Pharmaceuticals - 2.8%
Eli Lilly & Co	114,000	102,480,300
TOTAL HEALTH CARE		316,303,191

Industrials - 4.4%
Machinery - 1.5%
PACCAR Inc	620,000	55,930,200
Professional Services - 2.9%
TransUnion	1,283,147	106,449,875
TOTAL INDUSTRIALS		162,380,075

Information Technology - 23.2%
Communications Equipment - 1.5%
Cisco Systems Inc	981,000	56,633,130
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp Class A	930,000	71,563,500
IT Services - 3.9%
Kyndryl Holdings Inc (a)	4,479,000	145,209,180
Semiconductors & Semiconductor Equipment - 5.8%
NVIDIA Corp	1,942,000	211,522,641
Software - 4.9%
Microsoft Corp	458,000	181,029,080
Rubrik Inc Class A (a)	14,207	1,002,020
		182,031,100
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	885,000	188,062,500
TOTAL INFORMATION TECHNOLOGY		855,022,051

Real Estate - 3.2%
Industrial REITs - 3.2%
Prologis Inc	1,164,000	118,960,800
Utilities - 2.1%
Multi-Utilities - 1.1%
Ameren Corp	424,000	42,077,760
Water Utilities - 1.0%
American Water Works Co Inc	252,000	37,046,520
TOTAL UTILITIES		79,124,280

TOTAL UNITED STATES		3,364,243,533
TOTAL COMMON STOCKS (Cost $2,735,049,184)		3,510,418,172

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $171,732,436)	4.33	171,698,097	171,732,436

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,906,781,620)	3,682,150,608
NET OTHER ASSETS (LIABILITIES) - 0.5%	19,894,901
NET ASSETS - 100.0%	3,702,045,509

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,328,900	1,198,703,970	1,047,300,434	1,638,158	-	-	171,732,436	171,698,097	0.3%
Fidelity Securities Lending Cash Central Fund	8,800,244	86,898,998	95,699,242	675	-	-	-	-	0.0%
Total	29,129,144	1,285,602,968	1,142,999,676	1,638,833	-	-	171,732,436

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	419,455,092	419,455,092	-	-
Consumer Discretionary	676,481,571	676,481,571	-	-
Consumer Staples	188,821,280	188,821,280	-	-
Energy	143,441,276	143,441,276	-	-
Financials	506,238,523	506,238,523	-	-
Health Care	316,303,191	316,303,191	-	-
Industrials	162,380,075	162,380,075	-	-
Information Technology	876,871,811	876,871,811	-	-
Materials	22,340,273	22,340,273	-	-
Real Estate	118,960,800	118,960,800	-	-
Utilities	79,124,280	79,124,280	-	-

Money Market Funds	171,732,436	171,732,436	-	-
Total Investments in Securities:	3,682,150,608	3,682,150,608	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,735,049,184)	$3,510,418,172
Fidelity Central Funds (cost $171,732,436)	171,732,436

Total Investment in Securities (cost $2,906,781,620)		$3,682,150,608
Cash		1,086,586
Foreign currency held at value (cost $137)		144
Receivable for investments sold		47,830,239
Receivable for fund shares sold		473,734
Dividends receivable		1,679,934
Distributions receivable from Fidelity Central Funds		528,346
Prepaid expenses		1,238
Other receivables		1,498
Total assets		3,733,752,327
Liabilities
Payable for investments purchased	$27,337,287
Payable for fund shares redeemed	2,676,559
Accrued management fee	1,643,161
Distribution and service plan fees payable	1,535
Other payables and accrued expenses	48,276
Total liabilities		31,706,818
Net Assets		$3,702,045,509
Net Assets consist of:
Paid in capital		$2,676,897,518
Total accumulated earnings (loss)		1,025,147,991
Net Assets		$3,702,045,509

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,699,955 ÷ 52,217 shares)(a)		$32.56
Maximum offering price per share (100/94.25 of $32.56)		$34.55
Class M :
Net Asset Value and redemption price per share ($1,241,619 ÷ 38,162 shares)(a)		$32.54
Maximum offering price per share (100/96.50 of $32.54)		$33.72
Class C :
Net Asset Value and offering price per share ($712,404 ÷ 21,955 shares)(a)		$32.45
Fidelity Focused Stock Fund :
Net Asset Value, offering price and redemption price per share ($3,688,556,759 ÷ 113,050,697 shares)		$32.63
Class I :
Net Asset Value, offering price and redemption price per share ($439,923 ÷ 13,496 shares)		$32.60
Class Z :
Net Asset Value, offering price and redemption price per share ($9,394,849 ÷ 288,088 shares)		$32.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$15,810,411
Income from Fidelity Central Funds (including $675 from security lending)		1,638,833
Total income		17,449,244
Expenses
Management fee
Basic fee	$13,556,715
Performance adjustment	321,926
Distribution and service plan fees	9,947
Custodian fees and expenses	39,743
Independent trustees' fees and expenses	9,684
Registration fees	176,558
Audit fees	33,125
Legal	5,738
Miscellaneous	7,127
Total expenses before reductions	14,160,563
Expense reductions	(81,311)
Total expenses after reductions		14,079,252
Net Investment income (loss)		3,369,992
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	278,846,014
Foreign currency transactions	15,370
Total net realized gain (loss)		278,861,384
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(849,215,787)
Assets and liabilities in foreign currencies	44,100
Total change in net unrealized appreciation (depreciation)		(849,171,687)
Net gain (loss)		(570,310,303)
Net increase (decrease) in net assets resulting from operations		$(566,940,311)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,369,992	$4,464,931
Net realized gain (loss)	278,861,384	452,770,483
Change in net unrealized appreciation (depreciation)	(849,171,687)	917,947,608
Net increase (decrease) in net assets resulting from operations	(566,940,311)	1,375,183,022
Distributions to shareholders	(410,450,652)	(17,621,906)

Share transactions - net increase (decrease)	287,639,583	440,795,059
Total increase (decrease) in net assets	(689,751,380)	1,798,356,175

Net Assets
Beginning of period	4,391,796,889	2,593,440,714
End of period	$3,702,045,509	$4,391,796,889

Financial Highlights
Fidelity Advisor® Focused Stock Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$40.97	$41.45
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.01)
Net realized and unrealized gain (loss)	(4.60)	(.47) D
Total from investment operations	(4.63)	(.48)
Distributions from net investment income	(.15)	-
Distributions from net realized gain	(3.63)	-
Total distributions	(3.78)	-
Net asset value, end of period	$32.56	$40.97
Total Return E,F,G	(12.92) %	(1.16)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.94% J	.91% J,K
Expenses net of fee waivers, if any	.94 % J	.90% J,K
Expenses net of all reductions, if any	.94% J	.90% J,K
Net investment income (loss)	(.14)% J	(.28)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,700	$208
Portfolio turnover rate L	182 % J	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$40.96	$41.45
Income from Investment Operations
Net investment income (loss) B,C	(.07)	(.01)
Net realized and unrealized gain (loss)	(4.60)	(.48) D
Total from investment operations	(4.67)	(.49)
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(3.63)	-
Total distributions	(3.75)	-
Net asset value, end of period	$32.54	$40.96
Total Return E,F,G	(13.02) %	(1.18)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.19% J	1.15% J,K
Expenses net of fee waivers, if any	1.19 % J	1.15% J,K
Expenses net of all reductions, if any	1.19% J	1.15% J,K
Net investment income (loss)	(.39)% J	(.52)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,242	$111
Portfolio turnover rate L	182 % J	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$40.95	$41.45
Income from Investment Operations
Net investment income (loss) B,C	(.17)	(.03)
Net realized and unrealized gain (loss)	(4.59)	(.47) D
Total from investment operations	(4.76)	(.50)
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(3.63)	-
Total distributions	(3.74)	-
Net asset value, end of period	$32.45	$40.95
Total Return E,F,G	(13.25) %	(1.21)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.70% J	1.67% J,K
Expenses net of fee waivers, if any	1.70 % J	1.67% J,K
Expenses net of all reductions, if any	1.70% J	1.67% J,K
Net investment income (loss)	(.90)% J	(1.05)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$712	$99
Portfolio turnover rate L	182 % J	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Focused Stock Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.98	$26.96	$26.03	$39.09	$30.56	$25.42
Income from Investment Operations
Net investment income (loss) A,B	.03	.04	.13	.05	(.10)	.01
Net realized and unrealized gain (loss)	(4.61)	14.17	2.68	(8.41)	12.18	6.45
Total from investment operations	(4.58)	14.21	2.81	(8.36)	12.08	6.46
Distributions from net investment income	(.14)	(.19)	(.20)	-	(.01)	(.02)
Distributions from net realized gain	(3.63)	-	(1.68)	(4.70)	(3.54)	(1.30)
Total distributions	(3.77)	(.19)	(1.88)	(4.70)	(3.55)	(1.32)
Net asset value, end of period	$32.63	$40.98	$26.96	$26.03	$39.09	$30.56
Total Return C,D	(12.79) %	52.96%	11.64%	(24.13)%	42.82%	26.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.64%	.51%	.80%	.86%	.88%
Expenses net of fee waivers, if any	.65 % G	.63%	.51%	.79%	.86%	.88%
Expenses net of all reductions, if any	.65% G	.63%	.51%	.79%	.86%	.87%
Net investment income (loss)	.16% G	.12%	.48%	.17%	(.29)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,688,557	$4,390,947	$2,593,441	$2,573,993	$3,952,650	$3,190,557
Portfolio turnover rate H	182 % G	105%	130%	142%	107%	140%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$40.98	$41.45
Income from Investment Operations
Net investment income (loss) B,C	.02	- D
Net realized and unrealized gain (loss)	(4.61)	(.47) E
Total from investment operations	(4.59)	(.47)
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(3.63)	-
Total distributions	(3.79)	-
Net asset value, end of period	$32.60	$40.98
Total Return D,F	(12.82) %	(1.13)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70% I	.67% I,J
Expenses net of fee waivers, if any	.70 % I	.67% I,J
Expenses net of all reductions, if any	.70% I	.67% I,J
Net investment income (loss)	.11% I	(.04)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$440	$99
Portfolio turnover rate K	182 % I	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$40.98	$41.45
Income from Investment Operations
Net investment income (loss) B,C	.04	- D
Net realized and unrealized gain (loss)	(4.61)	(.47) E
Total from investment operations	(4.57)	(.47)
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(3.63)	-
Total distributions	(3.80)	-
Net asset value, end of period	$32.61	$40.98
Total Return F,G	(12.77) %	(1.13)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.58% J	.55% J,K
Expenses net of fee waivers, if any	.57 % J	.55% J,K
Expenses net of all reductions, if any	.57% J	.55% J,K
Net investment income (loss)	.23% J	.08% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$9,395	$333
Portfolio turnover rate L	182 % J	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Focused Stock Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency.  Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency, transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$920,176,405
Gross unrealized depreciation	(176,712,493)
Net unrealized appreciation (depreciation)	$743,463,912
Tax cost	$2,938,686,696

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused Stock Fund	3,842,428,536	4,102,501,979

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Fidelity Focused Stock Fund	.65
Class I	.69
Class Z	.57

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.67
Fidelity Focused Stock Fund	.62
Class I	.67
Class Z	.55

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Focused Stock Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Focused Stock Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .01%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,874	179
Class M	.25%	.25%	1,746	267
Class C	.75%	.25%	6,327	5,295
			9,947	5,741
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,070
Class M	354
4,424

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Focused Stock Fund	73,860

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Focused Stock Fund	283,869,354	239,190,759	8,758,779
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Focused Stock Fund	3,403
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Focused Stock Fund	71	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,188.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $80,123.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024A
Fidelity Focused Stock Fund
Distributions to shareholders
Class A	$172,515	$ -
Class M	18,142	-
Class C	80,471	-
Fidelity Focused Stock Fund	409,805,093	17,621,906
Class I	32,563	-
Class Z	341,868	-
Total	$410,450,652	$17,621,906

A Distributions for Class A, Class M, Class C, Class I, and Class Z are for the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024A	Six months ended April 30, 2025	Year ended October 31, 2024A
Fidelity Focused Stock Fund
Class A
Shares sold	71,221	5,084	$2,929,999	$211,886
Reinvestment of distributions	4,191	-	165,477	-
Shares redeemed	(28,279)	-	(1,097,693)	-
Net increase (decrease)	47,133	5,084	$1,997,783	$211,886
Class M
Shares sold	36,597	2,713	$1,461,195	$112,567
Reinvestment of distributions	459	-	18,142	-
Shares redeemed	(1,607)	-	(54,090)	-
Net increase (decrease)	35,449	2,713	$1,425,247	$112,567
Class C
Shares sold	53,965	2,413	$2,156,468	$100,000
Reinvestment of distributions	2,039	-	80,471	-
Shares redeemed	(36,462)	-	(1,195,013)	-
Net increase (decrease)	19,542	2,413	$1,041,926	$100,000
Fidelity Focused Stock Fund
Shares sold	13,385,314	28,133,390	$527,800,277	$1,071,319,561
Reinvestment of distributions	9,619,268	552,963	380,153,403	16,334,638
Shares redeemed	(17,095,677)	(17,729,512)	(636,824,244)	(647,717,328)
Net increase (decrease)	5,908,905	10,956,841	$271,129,436	$439,936,871
Class I
Shares sold	22,367	2,413	$899,436	$100,000
Reinvestment of distributions	825	-	32,563	-
Shares redeemed	(12,109)	-	(430,308)	-
Net increase (decrease)	11,083	2,413	$501,691	$100,000
Class Z
Shares sold	306,748	8,115	$12,505,820	$333,735
Reinvestment of distributions	5,624	-	222,091	-
Shares redeemed	(32,399)	-	(1,184,411)	-
Net increase (decrease)	279,973	8,115	$11,543,500	$333,735

A Share transactions for Class A, Class M, Class C, Class I, and Class Z are for the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703563.127
TQG-SANN-0625
Fidelity® Stock Selector Small Cap Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Stock Selector Small Cap Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
CANADA - 4.0%
Energy - 0.2%
Energy Equipment & Services - 0.2%
CES Energy Solutions Corp	2,732,200	12,049,743
Financials - 0.9%
Capital Markets - 0.9%
TMX Group Ltd	1,053,878	42,710,115
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	324,385	12,391,507
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	121,351	10,357,308
Software - 0.3%
Lumine Group Inc Subordinate Voting Shares (a)(b)	430,040	13,903,150
TOTAL INFORMATION TECHNOLOGY		24,260,458

Materials - 0.4%
Metals & Mining - 0.4%
Osisko Gold Royalties Ltd	686,180	16,445,225
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	265,056	31,687,131
Utilities - 1.0%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp (United States)	1,221,996	45,751,530
TOTAL CANADA		185,295,709
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Lundin Mining Corp	1,677,116	13,722,522
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	32,406	5,523,279
INDIA - 0.3%
Industrials - 0.3%
Professional Services - 0.3%
WNS Holdings Ltd ADR (a)	259,450	15,701,914
ISRAEL - 1.0%
Information Technology - 1.0%
IT Services - 0.8%
Wix.com Ltd (a)	200,488	34,000,760
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (a)	57,000	11,183,970
TOTAL ISRAEL		45,184,730
JAPAN - 0.8%
Industrials - 0.2%
Machinery - 0.2%
Takeuchi Manufacturing Co Ltd	300,000	9,347,461
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (a)	1,389,600	26,499,672
TOTAL JAPAN		35,847,133
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (a)	37,711	24,328,875
Merus NV (a)	156,300	7,113,213

TOTAL NETHERLANDS		31,442,088
PUERTO RICO - 1.1%
Financials - 1.1%
Banks - 1.1%
First BanCorp/Puerto Rico	2,665,846	52,357,215
THAILAND - 1.0%
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Fabrinet (a)	226,883	46,524,628
UNITED KINGDOM - 1.5%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	65,444	13,440,173
Consumer Staples - 0.6%
Food Products - 0.6%
Nomad Foods Ltd	1,408,945	28,164,811
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	941,888	26,532,985
TOTAL UNITED KINGDOM		68,137,969
UNITED STATES - 87.2%
Communication Services - 0.4%
Entertainment - 0.2%
Vivid Seats Inc Class A (a)(c)	2,888,565	8,116,868
Media - 0.2%
Thryv Holdings Inc (a)	557,600	7,639,120
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)(c)	545,300	4,127,920
TOTAL COMMUNICATION SERVICES		19,883,908

Consumer Discretionary - 9.7%
Automobile Components - 0.6%
Patrick Industries Inc (c)	328,850	25,314,873
Diversified Consumer Services - 0.6%
Laureate Education Inc (a)	1,304,926	26,189,865
Hotels, Restaurants & Leisure - 0.7%
Brinker International Inc (a)	112,000	15,041,600
Dutch Bros Inc Class A (a)	250,188	14,946,231
		29,987,831
Household Durables - 3.7%
Champion Homes Inc (a)	508,988	44,027,462
Green Brick Partners Inc (a)	852,044	50,262,076
Installed Building Products Inc (c)	200,068	33,177,276
Lovesac Co/The (a)(c)	320,666	6,236,954
Mohawk Industries Inc (a)	137,363	14,608,555
SharkNinja Inc (a)	296,762	23,889,341
		172,201,664
Leisure Products - 0.3%
Acushnet Holdings Corp (c)	247,040	16,358,988
Specialty Retail - 2.5%
Academy Sports & Outdoors Inc (c)	672,600	25,343,568
Boot Barn Holdings Inc (a)(c)	213,487	22,275,234
Group 1 Automotive Inc (c)	45,500	18,365,165
Murphy USA Inc	93,856	46,793,786
		112,777,753
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (a)	123,300	11,888,586
Deckers Outdoor Corp (a)	55,100	6,106,733
Kontoor Brands Inc	402,626	24,217,954
Samsonite Group SA (b)(d)	6,094,500	10,954,321
Steven Madden Ltd (c)	402,240	8,447,040
		61,614,634
TOTAL CONSUMER DISCRETIONARY		444,445,608

Consumer Staples - 3.9%
Beverages - 1.1%
Primo Brands Corp Class A	1,098,700	35,894,529
Vita Coco Co Inc/The (a)	453,687	14,994,355
		50,888,884
Consumer Staples Distribution & Retail - 0.8%
BJ's Wholesale Club Holdings Inc (a)	83,600	9,828,016
Performance Food Group Co (a)	153,600	12,389,376
Sprouts Farmers Market Inc (a)	98,400	16,826,400
		39,043,792
Food Products - 2.0%
Darling Ingredients Inc (a)	389,400	12,534,786
Post Holdings Inc (a)(c)	234,644	26,554,661
Simply Good Foods Co/The (a)	1,350,158	48,754,206
		87,843,653
TOTAL CONSUMER STAPLES		177,776,329

Energy - 3.5%
Energy Equipment & Services - 1.8%
Cactus Inc Class A (c)	685,044	25,990,569
Liberty Energy Inc Class A	3,206,248	36,871,853
Weatherford International PLC	484,500	20,058,300
		82,920,722
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (a)	1,370,082	47,719,956
Chord Energy Corp	113,000	10,195,990
Core Natural Resources Inc	147,600	10,658,196
Northern Oil & Gas Inc (c)	452,734	11,001,436
		79,575,578
TOTAL ENERGY		162,496,300

Financials - 16.3%
Banks - 6.5%
Connectone Bancorp Inc	329,724	7,428,681
East West Bancorp Inc	180,388	15,432,193
First Interstate BancSystem Inc Class A	629,900	16,500,231
Glacier Bancorp Inc (c)	386,400	15,749,664
Home BancShares Inc/AR	947,700	26,298,675
Metropolitan Bank Holding Corp (a)	230,134	14,252,199
Pathward Financial Inc	533,600	42,351,832
Pinnacle Financial Partners Inc (c)	232,800	23,335,872
SouthState Corp	509,540	44,217,881
Synovus Financial Corp	1,100,130	47,657,632
TriCo Bancshares	663,465	25,596,480
Western Alliance Bancorp	320,744	22,359,064
		301,180,404
Capital Markets - 2.7%
Houlihan Lokey Inc Class A	229,676	37,225,886
Lazard Inc	727,643	28,305,313
Piper Sandler Cos	72,800	17,553,535
Stifel Financial Corp	496,714	42,563,423
		125,648,157
Consumer Finance - 2.5%
FirstCash Holdings Inc	526,532	70,534,227
SLM Corp	1,487,358	42,999,520
		113,533,747
Financial Services - 2.5%
Essent Group Ltd	766,232	43,621,588
Mr Cooper Group Inc (a)	492,288	58,587,195
Walker & Dunlop Inc	156,726	11,995,808
		114,204,591
Insurance - 2.1%
First American Financial Corp	292,594	17,792,641
Genworth Financial Inc Class A (a)	3,623,118	24,854,589
Primerica Inc	120,300	31,527,021
Selective Insurance Group Inc	244,570	21,333,841
		95,508,092
TOTAL FINANCIALS		750,074,991

Health Care - 14.6%
Biotechnology - 7.3%
Arcellx Inc (a)	245,650	15,954,968
Astria Therapeutics Inc (a)	513,711	2,650,749
Astria Therapeutics Inc warrants (a)	95,634	127,287
Bridgebio Pharma Inc (a)	467,900	17,948,644
Cargo Therapeutics Inc (a)	410,179	1,874,518
Celldex Therapeutics Inc (a)	519,000	10,810,770
Cogent Biosciences Inc (a)	1,229,590	6,406,164
Crinetics Pharmaceuticals Inc (a)	506,000	16,895,340
Cytokinetics Inc (a)	393,475	16,856,469
Day One Biopharmaceuticals Inc (a)(c)	936,000	7,282,080
Denali Therapeutics Inc (a)(c)	659,825	10,986,086
Dianthus Therapeutics Inc (a)(c)	457,418	9,994,583
Disc Medicine Inc (a)	187,200	9,251,424
Exact Sciences Corp (a)	176,600	8,060,024
Immunovant Inc (a)(c)	564,699	9,119,889
Insmed Inc (a)	200,150	14,410,800
Madrigal Pharmaceuticals Inc (a)(c)	63,190	21,099,773
MoonLake Immunotherapeutics Class A (a)	163,303	6,871,790
Nurix Therapeutics Inc (a)	487,998	5,626,617
Nuvalent Inc Class A (a)	277,719	21,314,933
Oruka Therapeutics Inc	283,456	2,959,281
Perspective Therapeutics Inc (a)(c)	893,792	2,189,790
Rezolute Inc (a)	1,607,800	6,045,328
Rhythm Pharmaceuticals Inc (a)	253,147	16,502,653
Soleno Therapeutics Inc (a)	228,000	17,068,080
Spyre Therapeutics Inc (a)	288,785	4,398,196
Stoke Therapeutics Inc (a)(c)	972,100	9,487,696
Vaxcyte Inc (a)	542,511	19,443,594
Vericel Corp (a)	337,117	12,817,188
Viking Therapeutics Inc (a)(c)	299,200	8,637,904
Viridian Therapeutics Inc (a)	579,427	7,851,236
Zenas Biopharma Inc (c)	1,136,900	13,165,302
		334,109,156
Health Care Equipment & Supplies - 3.3%
Artivion Inc (a)(c)	542,983	12,863,267
Ceribell Inc	458,482	7,376,975
Glaukos Corp (a)	194,380	18,320,315
Insulet Corp (a)	64,640	16,308,026
Lantheus Holdings Inc (a)	222,705	23,237,040
Masimo Corp (a)	154,500	24,868,320
Merit Medical Systems Inc (a)	148,400	14,016,380
Penumbra Inc (a)	85,746	25,109,859
PROCEPT BioRobotics Corp (a)	170,279	9,191,660
		151,291,842
Health Care Providers & Services - 2.9%
BrightSpring Health Services Inc (a)	738,900	12,952,917
Encompass Health Corp	218,400	25,550,616
Ensign Group Inc/The	228,510	29,475,505
GeneDx Holdings Corp Class A (a)	84,200	5,628,770
HealthEquity Inc (a)	312,440	26,782,357
Privia Health Group Inc (a)	802,903	18,852,162
Surgery Partners Inc (a)	550,824	12,090,587
		131,332,914
Health Care Technology - 0.2%
Waystar Holding Corp (a)	322,700	11,994,759
Pharmaceuticals - 0.9%
Enliven Therapeutics Inc (a)(c)	535,052	10,133,885
Enliven Therapeutics Inc (a)(e)	120,720	2,286,437
Prestige Consumer Healthcare Inc (a)	306,280	24,879,124
Structure Therapeutics Inc ADR (a)	206,400	5,572,800
		42,872,246
TOTAL HEALTH CARE		671,600,917

Industrials - 18.2%
Building Products - 2.1%
AAON Inc	166,500	15,196,455
AZZ Inc	176,700	15,330,492
Simpson Manufacturing Co Inc	293,642	45,129,839
Tecnoglass Inc	304,900	21,730,223
		97,387,009
Commercial Services & Supplies - 1.6%
Brink's Co/The	451,623	40,302,837
HNI Corp	394,560	16,689,888
Pursuit Attractions and Hospitality Inc (a)	269,600	7,896,584
Vestis Corp	1,185,608	10,385,926
		75,275,235
Construction & Engineering - 4.3%
Comfort Systems USA Inc	30,732	12,217,507
Construction Partners Inc Class A (a)	496,738	40,802,059
Granite Construction Inc (c)	354,370	28,806,737
IES Holdings Inc (a)	321,839	63,299,295
Primoris Services Corp	370,900	22,242,873
Sterling Infrastructure Inc (a)	189,300	28,287,099
		195,655,570
Electrical Equipment - 1.0%
NEXTracker Inc Class A (a)	493,400	20,036,974
Thermon Group Holdings Inc (a)	933,201	24,477,862
		44,514,836
Ground Transportation - 0.2%
Landstar System Inc	81,700	10,960,055
Machinery - 3.7%
Atmus Filtration Technologies Inc	509,664	17,670,051
Blue Bird Corp (a)	358,000	12,483,460
Federal Signal Corp (c)	295,400	24,054,422
Kadant Inc (c)	65,250	19,248,750
REV Group Inc	515,971	16,872,252
SPX Technologies Inc (a)	292,482	39,236,460
Terex Corp (c)	888,497	31,275,094
Timken Co/The	139,960	8,992,430
		169,832,919
Passenger Airlines - 0.4%
SkyWest Inc (a)	188,700	16,826,379
Professional Services - 2.3%
Amentum Holdings Inc	936,680	20,438,358
CRA International Inc	108,100	17,533,820
ExlService Holdings Inc (a)	625,960	30,346,541
First Advantage Corp (a)(c)	1,152,833	16,254,945
KBR Inc	430,300	22,724,143
		107,297,807
Trading Companies & Distributors - 2.6%
Applied Industrial Technologies Inc	94,600	23,014,288
FTAI Aviation Ltd	115,400	12,360,494
GMS Inc (a)	536,100	39,274,686
Rush Enterprises Inc Class A	851,776	43,432,058
		118,081,526
TOTAL INDUSTRIALS		835,831,336

Information Technology - 10.2%
Communications Equipment - 0.4%
Ciena Corp (a)	262,840	17,652,334
Electronic Equipment, Instruments & Components - 5.5%
Advanced Energy Industries Inc	482,170	46,968,180
Belden Inc	220,700	22,756,377
ePlus Inc (a)	201,308	12,553,567
Insight Enterprises Inc (a)	311,569	43,083,761
Napco Security Technologies Inc	131,556	3,006,054
OSI Systems Inc (a)	63,847	13,072,035
PAR Technology Corp (a)(c)	380,500	22,221,200
Sanmina Corp (a)	640,582	49,190,292
TD SYNNEX Corp	350,232	38,805,706
		251,657,172
IT Services - 0.2%
ASGN Inc (a)	213,900	10,776,282
Semiconductors & Semiconductor Equipment - 1.2%
Diodes Inc (a)	279,800	10,744,320
MACOM Technology Solutions Holdings Inc (a)	344,388	35,730,255
Onto Innovation Inc (a)	77,000	9,391,690
		55,866,265
Software - 2.9%
ACI Worldwide Inc (a)	363,500	19,396,360
Agilysys Inc (a)(c)	152,100	11,308,635
Five9 Inc (a)	136,400	3,429,096
Intapp Inc (a)	201,648	10,941,420
Monday.com Ltd (a)	71,760	20,163,842
Progress Software Corp (c)	339,588	20,361,697
SPS Commerce Inc (a)	144,900	20,794,600
Tenable Holdings Inc (a)	383,500	11,723,595
Vertex Inc Class A (a)(c)	360,472	14,429,694
		132,548,939
TOTAL INFORMATION TECHNOLOGY		468,500,992

Materials - 4.5%
Chemicals - 0.9%
Element Solutions Inc	1,208,500	24,665,485
Minerals Technologies Inc	328,435	16,943,962
Tronox Holdings PLC	298,087	1,612,650
		43,222,097
Construction Materials - 1.0%
Eagle Materials Inc	196,350	44,451,677
Metals & Mining - 1.9%
Carpenter Technology Corp	176,800	34,583,848
Commercial Metals Co (c)	1,007,188	44,860,154
Constellium SE (a)	835,600	8,447,916
		87,891,918
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp	201,362	17,379,554
Sylvamo Corp	237,968	14,187,652
		31,567,206
TOTAL MATERIALS		207,132,898

Real Estate - 4.2%
Diversified REITs - 1.3%
Essential Properties Realty Trust Inc (c)	1,754,758	56,450,565
Health Care REITs - 1.1%
CareTrust REIT Inc	1,700,584	49,776,094
Industrial REITs - 0.6%
Terreno Realty Corp	518,842	29,226,370
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Inc (a)	101,200	23,013,892
Retail REITs - 0.3%
Acadia Realty Trust	738,100	14,097,709
Specialized REITs - 0.4%
Outfront Media Inc	1,341,974	20,304,067
TOTAL REAL ESTATE		192,868,697

Utilities - 1.7%
Gas Utilities - 1.7%
Southwest Gas Holdings Inc	609,904	44,041,168
UGI Corp	1,010,434	33,132,130
		77,173,298
TOTAL UNITED STATES		4,007,785,274
TOTAL COMMON STOCKS (Cost $4,058,674,400)		4,507,522,461

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	92,189,389	92,207,827
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	275,562,982	275,590,538
TOTAL MONEY MARKET FUNDS (Cost $367,798,141)			367,798,365

TOTAL INVESTMENT IN SECURITIES - 106.0% (Cost $4,426,472,541)	4,875,320,826
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(276,468,650)
NET ASSETS - 100.0%	4,598,852,176

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	165	Jun 2025	16,250,850	464,157	464,157

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $24,857,471 or 0.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,954,321 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,286,437 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/24	1,690,080

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	132,801,292	1,468,871,456	1,509,464,921	2,753,442	-	-	92,207,827	92,189,389	0.2%
Fidelity Securities Lending Cash Central Fund	113,110,950	857,303,640	694,824,052	49,952	-	-	275,590,538	275,562,982	0.9%
Total	245,912,242	2,326,175,096	2,204,288,973	2,803,394	-	-	367,798,365

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	19,883,908	19,883,908	-	-
Consumer Discretionary	457,885,781	457,885,781	-	-
Consumer Staples	205,941,140	205,941,140	-	-
Energy	201,079,028	201,079,028	-	-
Financials	845,142,321	845,142,321	-	-
Health Care	720,957,791	720,830,504	127,287	-
Industrials	860,880,711	860,880,711	-	-
Information Technology	610,970,480	610,970,480	-	-
Materials	237,300,645	237,300,645	-	-
Real Estate	224,555,828	224,555,828	-	-
Utilities	122,924,828	122,924,828	-	-

Money Market Funds	367,798,365	367,798,365	-	-
Total Investments in Securities:	4,875,320,826	4,875,193,539	127,287	-
Derivative Instruments:

Assets
Futures Contracts	464,157	464,157	-	-
Total Assets	464,157	464,157	-	-
Total Derivative Instruments:	464,157	464,157	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	464,157	0
Total Equity Risk	464,157	0
Total Value of Derivatives	464,157	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $288,766,667) - See accompanying schedule:
Unaffiliated issuers (cost $4,058,674,400)	$4,507,522,461
Fidelity Central Funds (cost $367,798,141)	367,798,365

Total Investment in Securities (cost $4,426,472,541)		$4,875,320,826
Segregated cash with brokers for derivative instruments		1,537,187
Receivable for investments sold		3,906,368
Receivable for fund shares sold		4,010,658
Dividends receivable		307,392
Distributions receivable from Fidelity Central Funds		293,422
Prepaid expenses		1,005
Total assets		4,885,376,858
Liabilities
Payable for fund shares redeemed	$7,548,186
Accrued management fee	3,154,643
Distribution and service plan fees payable	91,600
Payable for daily variation margin on futures contracts	113,850
Other payables and accrued expenses	31,327
Collateral on securities loaned	275,585,076
Total liabilities		286,524,682
Net Assets		$4,598,852,176
Net Assets consist of:
Paid in capital		$4,231,500,658
Total accumulated earnings (loss)		367,351,518
Net Assets		$4,598,852,176

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($248,096,711 ÷ 7,698,582 shares)(a)		$32.23
Maximum offering price per share (100/94.25 of $32.23)		$34.20
Class M :
Net Asset Value and redemption price per share ($20,844,873 ÷ 680,116 shares)(a)		$30.65
Maximum offering price per share (100/96.50 of $30.65)		$31.76
Class C :
Net Asset Value and offering price per share ($39,618,853 ÷ 1,441,486 shares)(a)(b)		$27.48
Stock Selector Small Cap :
Net Asset Value, offering price and redemption price per share ($2,243,916,316 ÷ 67,023,805 shares)		$33.48
Class I :
Net Asset Value, offering price and redemption price per share ($1,361,852,922 ÷ 40,453,302 shares)		$33.66
Class Z :
Net Asset Value, offering price and redemption price per share ($684,522,501 ÷ 20,361,663 shares)		$33.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$21,750,638
Interest		49,304
Income from Fidelity Central Funds (including $49,952 from security lending)		2,803,394
Total income		24,603,336
Expenses
Management fee
Basic fee	$17,535,836
Performance adjustment	2,567,992
Distribution and service plan fees	613,006
Custodian fees and expenses	39,020
Independent trustees' fees and expenses	10,173
Registration fees	296,013
Audit fees	29,402
Legal	3,408
Miscellaneous	27,318
Total expenses before reductions	21,122,168
Expense reductions	(9,247)
Total expenses after reductions		21,112,921
Net Investment income (loss)		3,490,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(42,105,990)
Foreign currency transactions	26,278
Futures contracts	(4,443,912)
Total net realized gain (loss)		(46,523,624)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(535,700,687)
Assets and liabilities in foreign currencies	12,585
Futures contracts	480,984
Total change in net unrealized appreciation (depreciation)		(535,207,118)
Net gain (loss)		(581,730,742)
Net increase (decrease) in net assets resulting from operations		$(578,240,327)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,490,415	$7,181,848
Net realized gain (loss)	(46,523,624)	127,473,295
Change in net unrealized appreciation (depreciation)	(535,207,118)	764,963,130
Net increase (decrease) in net assets resulting from operations	(578,240,327)	899,618,273
Distributions to shareholders	(125,043,096)	(6,122,976)

Share transactions - net increase (decrease)	932,373,875	1,269,713,317
Total increase (decrease) in net assets	229,090,452	2,163,208,614

Net Assets
Beginning of period	4,369,761,724	2,206,553,110
End of period	$4,598,852,176	$4,369,761,724

Financial Highlights
Fidelity Advisor® Stock Selector Small Cap Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.05	$26.73	$27.51	$36.93	$24.09	$23.82
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.01)	(.01)	(.03) C	(.15)	(.07)
Net realized and unrealized gain (loss)	(3.86)	10.34	(.75)	(5.76)	13.42	.83
Total from investment operations	(3.88)	10.33	(.76)	(5.79)	13.27	.76
Distributions from net investment income	(.21)	(.01)	(.02)	-	-	(.02) D
Distributions from net realized gain	(.73)	-	-	(3.63)	(.43)	(.47) D
Total distributions	(.94)	(.01)	(.02)	(3.63)	(.43)	(.49)
Net asset value, end of period	$32.23	$37.05	$26.73	$27.51	$36.93	$24.09
Total Return E,F,G	(10.85) %	38.65%	(2.75)%	(16.94)%	55.62%	3.15%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.13% J	1.17%	1.23%	1.21%	1.19%	1.32%
Expenses net of fee waivers, if any	1.13 % J	1.16%	1.23%	1.21%	1.19%	1.32%
Expenses net of all reductions, if any	1.13% J	1.16%	1.23%	1.21%	1.19%	1.31%
Net investment income (loss)	(.12)% J	(.03)%	(.05)%	(.10)% C	(.45)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$248,097	$259,764	$109,397	$98,903	$107,670	$51,533
Portfolio turnover rate K	40 % J	36%	38%	38%	59%	70%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.29)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$35.23	$25.48	$26.28	$35.46	$23.20	$23.00
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.10)	(.09)	(.10) C	(.23)	(.13)
Net realized and unrealized gain (loss)	(3.68)	9.85	(.70)	(5.53)	12.92	.80
Total from investment operations	(3.74)	9.75	(.79)	(5.63)	12.69	.67
Distributions from net investment income	(.12)	-	(.01)	-	-	-
Distributions from net realized gain	(.73)	-	-	(3.55)	(.43)	(.46) D
Total distributions	(.84) E	-	(.01)	(3.55)	(.43)	(.46)
Net asset value, end of period	$30.65	$35.23	$25.48	$26.28	$35.46	$23.20
Total Return F,G,H	(10.96) %	38.27%	(3.01)%	(17.19)%	55.24%	2.83%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.39% K	1.44%	1.51%	1.48%	1.46%	1.61%
Expenses net of fee waivers, if any	1.39 % K	1.43%	1.51%	1.48%	1.45%	1.60%
Expenses net of all reductions, if any	1.39% K	1.43%	1.50%	1.48%	1.45%	1.60%
Net investment income (loss)	(.38)% K	(.30)%	(.33)%	(.37)% C	(.71)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$20,845	$21,608	$14,476	$14,222	$17,020	$8,039
Portfolio turnover rate L	40 % K	36%	38%	38%	59%	70%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown. Amount has been revised from previously reported amount of $.47 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.75	$23.07	$23.91	$32.61	$21.48	$21.43
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.23)	(.20)	(.23) C	(.36)	(.23)
Net realized and unrealized gain (loss)	(3.31)	8.91	(.64)	(5.05)	11.92	.75
Total from investment operations	(3.44)	8.68	(.84)	(5.28)	11.56	.52
Distributions from net investment income	(.11)	-	-	-	-	-
Distributions from net realized gain	(.73)	-	-	(3.42)	(.43)	(.46) D
Total distributions	(.83) E	-	-	(3.42)	(.43)	(.46)
Net asset value, end of period	$27.48	$31.75	$23.07	$23.91	$32.61	$21.48
Total Return F,G,H	(11.22) %	37.62%	(3.51)%	(17.61)%	54.40%	2.33%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.89% K	1.93%	2.01%	2.00%	1.98%	2.13%
Expenses net of fee waivers, if any	1.89 % K	1.93%	2.00%	1.99%	1.97%	2.13%
Expenses net of all reductions, if any	1.89% K	1.93%	2.00%	1.99%	1.97%	2.12%
Net investment income (loss)	(.89)% K	(.79)%	(.83)%	(.88)% C	(1.23)%	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$39,619	$35,475	$18,420	$15,666	$18,908	$7,628
Portfolio turnover rate L	40 % K	36%	38%	38%	59%	70%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.08)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown. Amount has been revised from previously reported amount of $.47 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Stock Selector Small Cap Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.47	$27.74	$28.48	$38.11	$24.77	$24.47
Income from Investment Operations
Net investment income (loss) A,B	.03	.08	.07	.06 C	(.05)	- D
Net realized and unrealized gain (loss)	(4.01)	10.73	(.77)	(5.96)	13.82	.84
Total from investment operations	(3.98)	10.81	(.70)	(5.90)	13.77	.84
Distributions from net investment income	(.28)	(.08)	(.04)	(.06)	-	(.07) E
Distributions from net realized gain	(.73)	-	-	(3.67)	(.43)	(.47) E
Total distributions	(1.01)	(.08)	(.04)	(3.73)	(.43)	(.54)
Net asset value, end of period	$33.48	$38.47	$27.74	$28.48	$38.11	$24.77
Total Return F,G	(10.73) %	39.03%	(2.48)%	(16.73)%	56.11%	3.42%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.85% J	.90%	.96%	.93%	.90%	1.02%
Expenses net of fee waivers, if any	.85 % J	.89%	.95%	.93%	.90%	1.02%
Expenses net of all reductions, if any	.85% J	.89%	.95%	.93%	.90%	1.01%
Net investment income (loss)	.16% J	.24%	.23%	.18% C	(.16)%	-% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,243,916	$2,060,668	$1,283,486	$1,339,623	$1,654,316	$960,083
Portfolio turnover rate L	40 % J	36%	38%	38%	59%	70%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.71	$27.92	$28.67	$38.34	$24.93	$24.54
Income from Investment Operations
Net investment income (loss) A,B	.03	.08	.06	.05 C	(.06)	- D
Net realized and unrealized gain (loss)	(4.04)	10.79	(.78)	(5.99)	13.90	.86
Total from investment operations	(4.01)	10.87	(.72)	(5.94)	13.84	.86
Distributions from net investment income	(.31)	(.08)	(.03)	(.06)	-	- D,E
Distributions from net realized gain	(.73)	-	-	(3.67)	(.43)	(.47) E
Total distributions	(1.04)	(.08)	(.03)	(3.73)	(.43)	(.47)
Net asset value, end of period	$33.66	$38.71	$27.92	$28.67	$38.34	$24.93
Total Return F,G	(10.75) %	39.01%	(2.50)%	(16.72)%	56.03%	3.49%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.87% J	.91%	.98%	.94%	.92%	1.01%
Expenses net of fee waivers, if any	.87 % J	.91%	.97%	.94%	.91%	1.00%
Expenses net of all reductions, if any	.87% J	.91%	.97%	.94%	.91%	1.00%
Net investment income (loss)	.14% J	.23%	.21%	.17% C	(.17)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,361,853	$1,159,482	$471,072	$296,360	$307,876	$78,784
Portfolio turnover rate K	40 % J	36%	38%	38%	59%	70%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.02)%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.69	$27.90	$28.61	$38.27	$24.85	$24.55
Income from Investment Operations
Net investment income (loss) A,B	.05	.13	.11	.09 C	(.02)	.03
Net realized and unrealized gain (loss)	(4.02)	10.78	(.78)	(5.98)	13.87	.86
Total from investment operations	(3.97)	10.91	(.67)	(5.89)	13.85	.89
Distributions from net investment income	(.37)	(.12)	(.04)	(.11)	-	(.12) D
Distributions from net realized gain	(.73)	-	-	(3.67)	(.43)	(.47) D
Total distributions	(1.10)	(.12)	(.04)	(3.77) E	(.43)	(.59)
Net asset value, end of period	$33.62	$38.69	$27.90	$28.61	$38.27	$24.85
Total Return F,G	(10.68) %	39.19%	(2.34)%	(16.62)%	56.26%	3.58%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.73% J	.77%	.83%	.81%	.79%	.89%
Expenses net of fee waivers, if any	.73 % J	.76%	.82%	.81%	.79%	.88%
Expenses net of all reductions, if any	.73% J	.76%	.82%	.81%	.79%	.88%
Net investment income (loss)	.28% J	.37%	.35%	.30% C	(.04)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$684,523	$832,765	$309,702	$225,408	$167,395	$53,305
Portfolio turnover rate K	40 % J	36%	38%	38%	59%	70%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$900,955,036
Gross unrealized depreciation	(483,066,714)
Net unrealized appreciation (depreciation)	$417,888,322
Tax cost	$4,457,896,661

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Small Cap Fund	1,785,305,367	938,463,210
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.76
Class M	.77
Class C	.77
Stock Selector Small Cap	.73
Class I	.75
Class Z	.61

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.76
Class M	.77
Class C	.77
Stock Selector Small Cap	.73
Class I	.75
Class Z	.61

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Stock Selector Small Cap Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Stock Selector Small Cap. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .11%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	339,644	21,791
Class M	.25%	.25%	55,650	87
Class C	.75%	.25%	217,712	100,219
			613,006	122,097
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	109,154
Class M	2,835
Class CA	44
112,033
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Stock Selector Small Cap Fund	42,031

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Small Cap Fund	176,061,823	61,495,623	442,977

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Stock Selector Small Cap Fund	3,730

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Stock Selector Small Cap Fund	5,277	1,583	64,848

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Stock Selector Small Cap Fund	21,995,300
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,247.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Stock Selector Small Cap Fund
Distributions to shareholders
Class A	$6,851,812	$33,211
Class M	537,800	-
Class C	1,128,612	-
Stock Selector Small Cap	56,059,885	3,538,313
Class I	35,531,142	1,415,489
Class Z	24,933,845	1,135,963
Total	$125,043,096	$6,122,976

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Stock Selector Small Cap Fund
Class A
Shares sold	1,515,841	3,989,085	$54,363,347	$135,500,176
Reinvestment of distributions	181,115	1,104	6,835,297	33,043
Shares redeemed	(1,009,466)	(1,071,554)	(34,254,898)	(37,048,401)
Net increase (decrease)	687,490	2,918,635	$26,943,746	$98,484,818
Class M
Shares sold	105,877	131,548	$3,642,323	$4,231,988
Reinvestment of distributions	14,917	-	535,836	-
Shares redeemed	(53,940)	(86,375)	(1,800,904)	(2,816,043)
Net increase (decrease)	66,854	45,173	$2,377,255	$1,415,945
Class C
Shares sold	527,339	488,892	$16,881,510	$14,523,945
Reinvestment of distributions	34,946	-	1,128,044	-
Shares redeemed	(238,198)	(169,777)	(6,800,913)	(4,976,131)
Net increase (decrease)	324,087	319,115	$11,208,641	$9,547,814
Stock Selector Small Cap
Shares sold	21,626,630	16,696,906	$813,661,980	$603,518,637
Reinvestment of distributions	1,299,902	105,802	50,904,158	3,278,794
Shares redeemed	(9,465,187)	(9,505,707)	(345,417,293)	(333,574,629)
Net increase (decrease)	13,461,345	7,297,001	$519,148,845	$273,222,802
Class I
Shares sold	18,420,813	21,750,482	$697,107,914	$781,709,094
Reinvestment of distributions	893,690	44,561	35,193,526	1,389,854
Shares redeemed	(8,812,332)	(8,714,284)	(314,993,028)	(305,541,112)
Net increase (decrease)	10,502,171	13,080,759	$417,308,412	$477,557,836
Class Z
Shares sold	7,094,336	16,509,600	$265,634,623	$612,481,669
Reinvestment of distributions	575,347	33,045	22,616,873	1,028,692
Shares redeemed	(8,833,510)	(6,118,629)	(332,864,520)	(204,026,259)
Net increase (decrease)	(1,163,827)	10,424,016	$(44,613,024)	$409,484,102
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.538515.127
SCS-SANN-0625
Fidelity® Value Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Value Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.3%
Biotechnology - 0.3%
Galapagos NV (b)(c)	746,100	20,183,839
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	463,600	32,887,351
TOTAL BELGIUM		53,071,190
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Gerdau SA	5,027,600	13,279,600
CANADA - 5.4%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc	800,800	36,903,253
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd	1,222,600	35,083,459
Cenovus Energy Inc	2,759,281	32,484,499
Imperial Oil Ltd	669,000	45,125,715
Imperial Oil Ltd (United States)	126,300	8,510,094
MEG Energy Corp	674,100	9,456,763
Secure Waste Infrastructure Corp (b)	3,765,800	35,866,063
South Bow Corp	846,300	20,902,738
		187,429,331
Financials - 0.5%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	234,200	16,582,229
Financial Services - 0.3%
ECN Capital Corp	9,967,607	20,172,366
TOTAL FINANCIALS		36,754,595

Industrials - 0.9%
Ground Transportation - 0.3%
TFI International Inc	293,600	23,867,512
Machinery - 0.6%
ATS Corp (c)	810,300	20,419,137
NFI Group Inc (c)	3,106,300	26,137,444
		46,556,581
TOTAL INDUSTRIALS		70,424,093

Materials - 1.0%
Chemicals - 0.5%
Methanex Corp (United States)	1,051,219	32,892,643
Metals & Mining - 0.1%
Algoma Steel Group Inc (United States)	2,070,300	10,589,584
Paper & Forest Products - 0.4%
Interfor Corp (c)(d)	3,150,113	30,344,916
TOTAL MATERIALS		73,827,143

TOTAL CANADA		405,338,415
FRANCE - 0.7%
Communication Services - 0.1%
Media - 0.1%
JCDecaux SE (c)	565,400	9,806,260
Energy - 0.6%
Energy Equipment & Services - 0.6%
Vallourec SACA (c)	2,355,200	43,503,180
TOTAL FRANCE		53,309,440
GERMANY - 1.0%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (c)	174,700	18,195,005
Industrials - 0.8%
Electrical Equipment - 0.8%
Siemens Energy AG (c)	688,800	53,164,121
TOTAL GERMANY		71,359,126
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)(c)	3,369,358	5,188,811
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	2,646,505	28,139,703
Prudential PLC rights (b)(c)(e)	2,371,838	399,164

TOTAL HONG KONG		28,538,867
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (c)	2,167,027	33,610,589
MEXICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Grupo Televisa SAB ADR (b)	9,387,300	17,084,886
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	1,968,000	14,556,549
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	2,007,800	31,108,416
PUERTO RICO - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (c)	1,595,600	8,775,800
Financials - 0.6%
Banks - 0.6%
Popular Inc	474,331	45,260,664
TOTAL PUERTO RICO		54,036,464
SPAIN - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (f)(g)	930,800	37,668,869
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG	865,880	26,112,259
UNITED KINGDOM - 0.9%
Consumer Staples - 0.2%
Food Products - 0.2%
Nomad Foods Ltd	767,400	15,340,326
Financials - 0.2%
Capital Markets - 0.2%
Petershill Partners PLC (f)(g)	4,313,600	12,446,010
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC	1,758,323	39,643,271
TOTAL UNITED KINGDOM		67,429,607
UNITED STATES - 86.9%
Communication Services - 1.3%
Interactive Media & Services - 0.3%
ZoomInfo Technologies Inc (c)	2,567,900	21,981,224
Media - 1.0%
EchoStar Corp (h)	656,400	14,755,872
Nexstar Media Group Inc	243,800	36,487,108
Thryv Holdings Inc (c)	1,552,493	21,269,154
		72,512,134
TOTAL COMMUNICATION SERVICES		94,493,358

Consumer Discretionary - 8.9%
Automobile Components - 0.2%
Patrick Industries Inc	296,159	22,798,320
Hotels, Restaurants & Leisure - 0.6%
Hilton Grand Vacations Inc (c)	1,235,300	41,543,139
Household Durables - 2.2%
Lennar Corp Class A	220,900	23,991,949
Mohawk Industries Inc (c)	338,800	36,031,380
Newell Brands Inc	3,022,200	14,446,116
Somnigroup International Inc (b)	809,300	49,415,858
TopBuild Corp (c)	129,700	38,360,072
		162,245,375
Leisure Products - 1.4%
BRP Inc Subordinate Voting Shares (b)	740,557	25,086,328
Brunswick Corp/DE	579,300	26,676,765
Hasbro Inc	734,300	45,453,170
YETI Holdings Inc (c)	279,900	7,991,145
		105,207,408
Specialty Retail - 3.4%
Academy Sports & Outdoors Inc	418,679	15,775,824
Bath & Body Works Inc	1,305,700	39,836,907
Gap Inc/The	1,302,000	28,513,800
Lithia Motors Inc Class A	150,200	43,972,552
Penske Automotive Group Inc	225,500	35,103,585
Signet Jewelers Ltd (b)	827,777	49,087,176
Upbound Group Inc	2,071,074	41,214,373
		253,504,217
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (c)	2,043,200	30,729,728
PVH Corp	416,700	28,743,966
Samsonite Group SA (f)(g)	13,569,600	24,390,147
		83,863,841
TOTAL CONSUMER DISCRETIONARY		669,162,300

Consumer Staples - 5.1%
Beverages - 1.3%
Constellation Brands Inc Class A	177,700	33,325,858
Keurig Dr Pepper Inc	1,246,400	43,112,976
Primo Brands Corp Class A	663,700	21,683,079
		98,121,913
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	1,336,800	29,382,864
Dollar Tree Inc (c)	638,400	52,201,968
Grocery Outlet Holding Corp (b)(c)	2,471,700	41,499,843
		123,084,675
Food Products - 1.9%
Bunge Global SA	701,700	55,237,824
Darling Ingredients Inc (c)	1,405,794	45,252,509
Ingredion Inc	269,200	35,755,144
		136,245,477
Tobacco - 0.3%
Philip Morris International Inc	148,000	25,361,280
TOTAL CONSUMER STAPLES		382,813,345

Energy - 5.4%
Energy Equipment & Services - 1.2%
Expro Group Holdings NV (c)	2,617,000	21,642,590
Kodiak Gas Services Inc	800,691	27,231,501
Liberty Energy Inc Class A	703,775	8,093,413
Tenaris SA	1,516,900	25,294,222
Weatherford International PLC	134,511	5,568,754
		87,830,480
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp (c)	335,362	11,680,658
Cheniere Energy Inc	277,666	64,171,390
Core Natural Resources Inc	589,849	42,592,996
Delek US Holdings Inc (b)	1,448,700	18,862,074
Diamondback Energy Inc	135,484	17,885,243
Energy Transfer LP	1,969,397	32,573,826
Phillips 66	507,421	52,802,229
Range Resources Corp	520,986	17,677,055
Targa Resources Corp	327,413	55,954,883
		314,200,354
TOTAL ENERGY		402,030,834

Financials - 13.4%
Banks - 2.2%
East West Bancorp Inc	426,166	36,458,501
First Citizens BancShares Inc/NC Class A	26,392	46,955,063
First Citizens BancShares Inc/NC Class B	5,600	8,820,000
KeyCorp	2,391,000	35,482,440
Webster Financial Corp	606,400	28,682,720
Western Alliance Bancorp	138,600	9,661,806
		166,060,530
Capital Markets - 2.4%
Ameriprise Financial Inc	54,400	25,623,488
BGC Group Inc Class A	4,244,500	38,455,170
LPL Financial Holdings Inc	127,300	40,709,267
Raymond James Financial Inc	260,400	35,685,216
State Street Corp	432,200	38,076,820
		178,549,961
Consumer Finance - 2.1%
Ally Financial Inc (b)	1,077,900	35,204,214
OneMain Holdings Inc	1,109,580	52,227,931
PROG Holdings Inc	818,489	21,575,369
SLM Corp	1,726,459	49,911,930
		158,919,444
Financial Services - 3.4%
Apollo Global Management Inc (b)	461,402	62,972,146
Block Inc Class A (c)	223,000	13,038,810
Global Payments Inc	542,400	41,390,544
NCR Atleos Corp (c)	1,330,150	37,137,788
PennyMac Financial Services Inc	334,000	32,544,960
Voya Financial Inc	463,900	27,462,880
WEX Inc (c)	280,400	36,555,748
		251,102,876
Insurance - 3.3%
Ambac Financial Group Inc (c)	1,423,259	11,357,607
Assurant Inc	205,379	39,584,748
Hartford Insurance Group Inc/The	345,700	42,407,019
Primerica Inc	127,743	33,477,608
Reinsurance Group of America Inc	275,049	51,519,428
Stewart Information Services Corp	457,585	29,962,666
The Travelers Companies, Inc.	161,900	42,762,647
		251,071,723
TOTAL FINANCIALS		1,005,704,534

Health Care - 10.1%
Biotechnology - 0.4%
Alnylam Pharmaceuticals Inc (c)	6,625	1,743,965
BioMarin Pharmaceutical Inc (c)	17,457	1,111,836
Exact Sciences Corp (c)	118,201	5,394,694
Legend Biotech Corp ADR (c)	39,524	1,381,364
Moderna Inc (b)(c)	636,800	18,174,272
Roivant Sciences Ltd (c)	145,994	1,696,450
United Therapeutics Corp (c)	9,100	2,758,119
		32,260,700
Health Care Equipment & Supplies - 2.4%
Align Technology Inc (c)	27,132	4,701,976
Baxter International Inc	150,729	4,698,223
Cooper Cos Inc/The (c)	104,512	8,535,495
Envista Holdings Corp (b)(c)	27,255	438,260
GE HealthCare Technologies Inc	141,045	9,919,695
Globus Medical Inc Class A (c)	29,868	2,143,626
Hologic Inc (c)	68,115	3,964,293
Lantheus Holdings Inc (b)(c)	486,500	50,761,410
Masimo Corp (c)	34,940	5,623,942
QuidelOrtho Corp (c)	1,381,800	38,400,222
ResMed Inc	10,041	2,375,600
Solventum Corp (c)	376,402	24,887,700
STERIS PLC	36,940	8,301,896
Teleflex Inc	25,620	3,511,221
Zimmer Biomet Holdings Inc	66,230	6,825,002
		175,088,561
Health Care Providers & Services - 4.7%
Acadia Healthcare Co Inc (c)	1,989,190	46,547,046
AdaptHealth Corp (c)	4,770,796	40,599,474
BrightSpring Health Services Inc (c)	1,735,100	30,416,303
Cencora Inc	30,904	9,044,674
Centene Corp (c)	914,500	54,732,825
Chemed Corp	7,820	4,547,408
CVS Health Corp	743,800	49,618,898
Encompass Health Corp	82,523	9,654,366
Henry Schein Inc (c)	18,104	1,176,217
Humana Inc	36,963	9,693,177
Labcorp Holdings Inc	17,016	4,101,026
Molina Healthcare Inc (c)	193,168	63,167,868
PACS Group Inc (c)	1,801,600	17,349,408
Quest Diagnostics Inc	15,500	2,762,410
Surgery Partners Inc (c)	23,600	518,020
Tenet Healthcare Corp (c)	35,939	5,137,480
		349,066,600
Health Care Technology - 0.0%
Waystar Holding Corp (c)	25,200	936,683
Life Sciences Tools & Services - 1.2%
Agilent Technologies Inc	122,884	13,222,318
Avantor Inc (b)(c)	355,639	4,619,751
Bio-Rad Laboratories Inc Class A (b)(c)	3,541	864,287
Bruker Corp	11,199	448,632
Charles River Laboratories International Inc (c)	5,435	644,700
Fortrea Holdings Inc (c)	2,827,100	17,612,833
ICON PLC (c)	219,400	33,225,937
Illumina Inc (c)	20,522	1,592,507
IQVIA Holdings Inc (c)	71,463	11,081,767
Mettler-Toledo International Inc (c)	1,988	2,128,293
Revvity Inc (b)	38,266	3,575,192
West Pharmaceutical Services Inc	17,196	3,633,343
		92,649,560
Pharmaceuticals - 1.4%
Elanco Animal Health Inc (c)	2,207,286	20,925,071
GSK PLC ADR	434,800	17,326,780
Jazz Pharmaceuticals PLC (b)(c)	274,867	32,148,444
Perrigo Co PLC	19,567	503,263
Royalty Pharma PLC Class A	119,023	3,906,335
Viatris Inc	3,947,445	33,237,488
		108,047,381
TOTAL HEALTH CARE		758,049,485

Industrials - 18.4%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries Inc	98,700	22,734,558
Air Freight & Logistics - 1.2%
FedEx Corp	144,600	30,413,718
Forward Air Corp Class A (b)(c)	587,700	8,650,944
GXO Logistics Inc (c)	1,391,500	50,427,960
		89,492,622
Building Products - 2.0%
Builders FirstSource Inc (c)	402,350	48,133,131
Masterbrand Inc (c)	2,629,500	31,948,425
Tecnoglass Inc	438,100	31,223,387
UFP Industries Inc	389,100	38,462,535
		149,767,478
Commercial Services & Supplies - 2.8%
Brink's Co/The	445,300	39,738,572
Driven Brands Holdings Inc (c)	2,383,700	39,378,724
GEO Group Inc/The (c)	1,269,000	39,694,320
HNI Corp	782,361	33,093,870
MillerKnoll Inc	1,440,900	23,630,760
Vestis Corp	4,378,100	38,352,156
		213,888,402
Construction & Engineering - 1.2%
Centuri Holdings Inc (b)(c)	2,264,953	40,678,556
Fluor Corp (c)	479,600	16,733,244
WillScot Holdings Corp	1,359,900	34,160,688
		91,572,488
Electrical Equipment - 0.8%
Acuity Inc	87,300	21,267,153
GrafTech International Ltd (c)	4,297,209	2,720,133
Regal Rexnord Corp	365,956	38,732,783
		62,720,069
Ground Transportation - 1.3%
Ryder System Inc	260,970	35,927,740
U-Haul Holding Co Class N	661,225	36,235,130
XPO Inc (c)	232,400	24,662,288
		96,825,158
Machinery - 3.4%
Allison Transmission Holdings Inc	538,029	49,627,795
CNH Industrial NV Class A (b)	3,323,900	38,457,523
Gates Industrial Corp PLC (c)	2,475,900	46,844,028
Oshkosh Corp	442,200	37,038,672
PACCAR Inc	253,500	22,868,235
Terex Corp	977,700	34,415,040
Timken Co/The	374,896	24,087,068
		253,338,361
Professional Services - 3.5%
Amentum Holdings Inc	1,964,400	42,863,208
Concentrix Corp (b)	723,600	36,947,016
First Advantage Corp (b)(c)	3,058,400	43,123,441
Genpact Ltd	717,800	36,076,628
KBR Inc	669,200	35,340,452
Leidos Holdings Inc	127,600	18,780,168
Maximus Inc	161,900	10,840,824
SS&C Technologies Holdings Inc	454,400	34,352,640
		258,324,377
Trading Companies & Distributors - 1.9%
GMS Inc (c)	473,884	34,716,742
Herc Holdings Inc (b)	352,500	38,577,600
McGrath RentCorp	268,800	28,672,896
Wesco International Inc	255,700	41,668,872
		143,636,110
TOTAL INDUSTRIALS		1,382,299,623

Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics Inc (c)	425,000	47,328,000
Avnet Inc (b)	384,800	18,081,752
Crane NXT Co	864,600	40,567,032
Jabil Inc	187,600	27,494,656
TD SYNNEX Corp	85,700	9,495,560
		142,967,000
IT Services - 0.2%
ASGN Inc (c)	438,200	22,076,516
Semiconductors & Semiconductor Equipment - 1.3%
First Solar Inc (c)	409,600	51,535,872
ON Semiconductor Corp (c)	1,102,720	43,777,984
		95,313,856
Software - 0.4%
NCR Voyix Corp (b)(c)	3,189,700	27,335,729
Technology Hardware, Storage & Peripherals - 0.4%
Sandisk Corp/DE	192,685	6,187,115
Western Digital Corp (c)	567,700	24,899,322
		31,086,437
TOTAL INFORMATION TECHNOLOGY		318,779,538

Materials - 7.7%
Chemicals - 2.9%
Air Products and Chemicals Inc	24,600	6,668,814
Avient Corp (b)	155,800	5,189,698
Chemours Co/The	2,050,145	25,380,795
Corteva Inc	648,651	40,209,876
Ingevity Corp (c)	608,000	20,051,840
Minerals Technologies Inc	320,800	16,550,072
Mosaic Co/The	1,125,200	34,206,080
Olin Corp	830,500	17,955,410
RPM International Inc	81,200	8,668,100
Tronox Holdings PLC	188,599	1,020,321
Westlake Corp	421,915	38,997,603
		214,898,609
Construction Materials - 0.7%
GCC SAB de CV	1,324,800	11,109,526
James Hardie Industries PLC ADR (c)	882,900	20,960,046
Martin Marietta Materials Inc	41,153	21,563,349
		53,632,921
Containers & Packaging - 2.3%
Graphic Packaging Holding CO	498,200	12,609,442
International Paper Co	1,220,793	55,765,824
O-I Glass Inc (c)	3,272,284	41,427,115
Smurfit WestRock PLC	1,552,136	65,220,755
		175,023,136
Metals & Mining - 1.6%
Constellium SE (c)	4,982,039	50,368,414
Reliance Inc	181,900	52,429,037
Steel Dynamics Inc	155,377	20,153,951
		122,951,402
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	131,950	11,388,604
TOTAL MATERIALS		577,894,672

Real Estate - 5.8%
Health Care REITs - 2.1%
American Healthcare REIT Inc	1,372,500	44,304,300
Ventas Inc	1,096,200	76,821,697
Welltower Inc	218,300	33,310,397
		154,436,394
Industrial REITs - 1.2%
Americold Realty Trust Inc	963,600	18,636,024
EastGroup Properties Inc	229,400	37,488,548
Prologis Inc	260,702	26,643,744
Rexford Industrial Realty Inc	303,000	10,029,300
		92,797,616
Real Estate Management & Development - 0.7%
Compass Inc Class A (c)	4,464,100	34,462,852
Jones Lang LaSalle Inc (c)	89,800	20,421,418
		54,884,270
Residential REITs - 0.8%
Sun Communities Inc	462,400	57,536,432
Specialized REITs - 1.0%
Iron Mountain Inc	224,200	20,104,014
Lamar Advertising Co Class A	185,000	21,054,850
Outfront Media Inc	2,341,919	35,433,234
		76,592,098
TOTAL REAL ESTATE		436,246,810

Utilities - 6.6%
Electric Utilities - 4.2%
Constellation Energy Corp	234,397	52,373,666
Edison International	685,584	36,685,600
Evergy Inc	702,600	48,549,660
Eversource Energy	1,223,000	72,744,040
PG&E Corp	6,292,600	103,953,752
		314,306,718
Gas Utilities - 0.8%
UGI Corp	1,771,044	58,072,533
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The	4,970,600	49,706,000
Vistra Corp	120,000	15,555,600
		65,261,600
Multi-Utilities - 0.7%
Sempra	759,000	56,370,929
TOTAL UTILITIES		494,011,780

TOTAL UNITED STATES		6,521,486,279
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (c)	4,361,831	58,564,842
TOTAL COMMON STOCKS (Cost $7,047,795,898)		7,491,744,209

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	25,187,738	25,192,776
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	205,071,166	205,091,673
TOTAL MONEY MARKET FUNDS (Cost $230,284,160)			230,284,449

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/12/2025	4.24	3,450,000	3,432,967
US Treasury Bills 0% 7/10/2025 (l)	4.25 to 4.26	2,090,000	2,072,951
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,506,025)			5,505,918

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $7,283,586,083)	7,727,534,576
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(218,054,166)
NET ASSETS - 100.0%	7,509,480,410

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Affiliated company
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $74,505,026 or 1.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,505,026 or 1.0% of net assets.

(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,755,872 or 0.2% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $897,618.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	18,405,456

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,191,791	1,317,602,925	1,406,601,940	1,741,410	-	-	25,192,776	25,187,738	0.0%
Fidelity Securities Lending Cash Central Fund	145,209,166	796,439,227	736,556,720	310,990	-	-	205,091,673	205,071,166	0.7%
Total	259,400,957	2,114,042,152	2,143,158,660	2,052,400	-	-	230,284,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Interfor Corp	47,174,763	-	3,069,543	-	(1,119,317)	(12,640,987)	30,344,916	3,150,113
Total	47,174,763	-	3,069,543	-	(1,119,317)	(12,640,987)	30,344,916

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	167,829,173	130,160,304	37,668,869	-
Consumer Discretionary	706,065,553	706,065,553	-	-
Consumer Staples	398,153,671	398,153,671	-	-
Energy	683,817,121	627,414,483	56,402,638	-
Financials	1,154,816,929	1,126,677,226	28,139,703	-
Health Care	830,038,918	830,038,918	-	-
Industrials	1,505,887,837	1,452,723,716	53,164,121	-
Information Technology	318,779,538	318,779,538	-	-
Materials	756,453,608	756,453,608	-	-
Real Estate	436,246,810	436,246,810	-	-
Utilities	533,655,051	494,011,780	39,643,271	-

U.S. Treasury Obligations	5,505,918	-	5,505,918	-

Money Market Funds	230,284,449	230,284,449	-	-
Total Investments in Securities:	7,727,534,576	7,507,010,056	220,524,520	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $201,894,912) - See accompanying schedule:
Unaffiliated issuers (cost $7,007,704,989)	$7,466,905,211
Fidelity Central Funds (cost $230,284,160)	230,284,449
Other affiliated issuers (cost $45,596,934)	30,344,916

Total Investment in Securities (cost $7,283,586,083)		$7,727,534,576
Cash		108,560
Foreign currency held at value (cost $630,683)		640,719
Receivable for investments sold		2,149,244
Receivable for fund shares sold		590,386
Dividends receivable		3,790,393
Distributions receivable from Fidelity Central Funds		224,933
Prepaid expenses		2,769
Other receivables		59,290
Total assets		7,735,100,870
Liabilities
Payable for investments purchased
Regular delivery	$12,921,926
Delayed delivery	399,165
Payable for fund shares redeemed	3,252,838
Accrued management fee	3,749,410
Payable for daily variation margin on futures contracts	121,168
Other payables and accrued expenses	102,444
Collateral on securities loaned	205,073,509
Total liabilities		225,620,460
Net Assets		$7,509,480,410
Net Assets consist of:
Paid in capital		$6,684,213,831
Total accumulated earnings (loss)		825,266,579
Net Assets		$7,509,480,410

Net Asset Value and Maximum Offering Price
Value :
Net Asset Value, offering price and redemption price per share ($6,952,555,576 ÷ 562,552,526 shares)		$12.36
Class K :
Net Asset Value, offering price and redemption price per share ($556,924,834 ÷ 44,925,799 shares)		$12.40
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$74,862,796
Interest		117,631
Income from Fidelity Central Funds (including $310,990 from security lending)		2,052,400
Total income		77,032,827
Expenses
Management fee
Basic fee	$26,379,848
Performance adjustment	3,834,871
Custodian fees and expenses	69,500
Independent trustees' fees and expenses	19,863
Registration fees	48,695
Audit fees	36,034
Legal	8,669
Miscellaneous	15,137
Total expenses		30,412,617
Net Investment income (loss)		46,620,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	440,373,592
Affiliated issuers	(1,119,317)
Foreign currency transactions	344,301
Futures contracts	(6,331,344)
Total net realized gain (loss)		433,267,232
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,176,732,146)
Affiliated issuers	(12,640,987)
Unfunded commitments	1,956,072
Assets and liabilities in foreign currencies	52,014
Futures contracts	255,225
Total change in net unrealized appreciation (depreciation)		(1,187,109,822)
Net gain (loss)		(753,842,590)
Net increase (decrease) in net assets resulting from operations		$(707,222,380)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,620,210	$97,242,500
Net realized gain (loss)	433,267,232	1,360,522,670
Change in net unrealized appreciation (depreciation)	(1,187,109,822)	860,081,445
Net increase (decrease) in net assets resulting from operations	(707,222,380)	2,317,846,615
Distributions to shareholders	(1,348,344,033)	(317,212,292)

Share transactions - net increase (decrease)	392,361,114	3,405,784
Total increase (decrease) in net assets	(1,663,205,299)	2,004,040,107

Net Assets
Beginning of period	9,172,685,709	7,168,645,602
End of period	$7,509,480,410	$9,172,685,709

Financial Highlights
Fidelity® Value Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.77	$12.52	$13.27	$15.72	$9.57	$10.59
Income from Investment Operations
Net investment income (loss) A,B	.07	.16	.13	.17	.12	.12
Net realized and unrealized gain (loss)	(1.14)	3.62	- C	(1.18)	6.15	(.77)
Total from investment operations	(1.07)	3.78	.13	(1.01)	6.27	(.65)
Distributions from net investment income	(.18)	(.15)	(.09)	(.20)	(.12)	(.14) D
Distributions from net realized gain	(2.16)	(.38)	(.80)	(1.24)	-	(.23) D
Total distributions	(2.34)	(.53)	(.88) E	(1.44)	(.12)	(.37)
Net asset value, end of period	$12.36	$15.77	$12.52	$13.27	$15.72	$9.57
Total Return F,G	(8.64) %	30.95%	.97%	(6.80)%	65.91%	(6.52)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.71% J	.82%	.87%	.83%	.79%	.57%
Expenses net of fee waivers, if any	.71 % J	.81%	.87%	.83%	.79%	.57%
Expenses net of all reductions, if any	.71% J	.81%	.87%	.83%	.79%	.55%
Net investment income (loss)	1.07% J	1.05%	.99%	1.18%	.82%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$6,952,556	$8,185,041	$6,539,068	$7,189,566	$8,360,984	$4,760,129
Portfolio turnover rate K	73 % J	85%	69%	74%	77%	90%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Value Fund Class K

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.80	$12.54	$13.30	$15.74	$9.59	$10.60
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.14	.18	.13	.13
Net realized and unrealized gain (loss)	(1.15)	3.64	- C	(1.17)	6.15	(.76)
Total from investment operations	(1.07)	3.81	.14	(.99)	6.28	(.63)
Distributions from net investment income	(.17)	(.16)	(.10)	(.21)	(.13)	(.15) D
Distributions from net realized gain	(2.16)	(.38)	(.80)	(1.24)	-	(.23) D
Total distributions	(2.33)	(.55) E	(.90)	(1.45)	(.13)	(.38)
Net asset value, end of period	$12.40	$15.80	$12.54	$13.30	$15.74	$9.59
Total Return F,G	(8.59) %	31.11%	.99%	(6.63)%	65.90%	(6.33)%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.63% J	.75%	.79%	.75%	.71%	.47%
Expenses net of fee waivers, if any	.63 % J	.74%	.78%	.74%	.71%	.47%
Expenses net of all reductions, if any	.63% J	.74%	.78%	.74%	.71%	.45%
Net investment income (loss)	1.14% J	1.12%	1.07%	1.27%	.91%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$556,925	$987,645	$629,578	$1,159,684	$1,168,209	$492,772
Portfolio turnover rate K	73 % J	85%	69%	74%	77%	90%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Value Fund	$45,147

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,366,982,066
Gross unrealized depreciation	(991,557,175)
Net unrealized appreciation (depreciation)	$375,424,891
Tax cost	$7,352,364,910
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Fund	3,144,851,519	3,963,652,844
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Value	.63
Class K	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Value	.62
Class K	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .09%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Value Fund	171,386

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Fund	320,079,271	223,167,773	39,052,479
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Value Fund	6,811
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Value Fund	33,191	2,706	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Value Fund	3,921,902
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Value Fund
Distributions to shareholders
Value	$1,206,152,710	$275,443,442
Class K	142,191,323	41,768,850
Total	$1,348,344,033	$317,212,292
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Value Fund
Value
Shares sold	17,583,509	45,353,452	$252,994,764	$657,417,771
Reinvestment of distributions	74,058,435	18,648,378	1,044,223,931	250,634,184
Shares redeemed	(48,131,881)	(67,395,684)	(663,827,498)	(995,347,779)
Net increase (decrease)	43,510,063	(3,393,854)	$633,391,197	$(87,295,824)
Class K
Shares sold	4,136,380	55,250,537	$58,768,100	$766,874,523
Reinvestment of distributions	10,055,963	3,103,183	142,191,323	41,768,850
Shares redeemed	(31,780,808)	(46,042,211)	(441,989,506)	(717,941,765)
Net increase (decrease)	(17,588,465)	12,311,509	$(241,030,083)	$90,701,608
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703562.127
VAL-SANN-0625
Fidelity® Disciplined Equity Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Disciplined Equity Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	143,900	4,053,663
UNITED STATES - 97.5%
Communication Services - 12.4%
Entertainment - 3.1%
Netflix Inc (a)	38,134	43,157,010
Roku Inc Class A (a)	47,300	3,224,914
Spotify Technology SA (a)	18,500	11,358,630
		57,740,554
Interactive Media & Services - 9.3%
Alphabet Inc Class A	291,600	46,306,080
Alphabet Inc Class C	247,000	39,739,830
Meta Platforms Inc Class A	153,677	84,368,673
		170,414,583
TOTAL COMMUNICATION SERVICES		228,155,137

Consumer Discretionary - 7.3%
Broadline Retail - 4.9%
Amazon.com Inc (a)	482,160	88,919,947
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (a)	14,300	1,743,456
Cava Group Inc (a)	49,100	4,538,313
Chipotle Mexican Grill Inc (a)	264,700	13,372,644
DoorDash Inc Class A (a)	19,900	3,838,511
Hilton Worldwide Holdings Inc	13,766	3,103,958
Marriott International Inc/MD Class A1	4,000	954,320
		27,551,202
Household Durables - 0.5%
NVR Inc (a)	455	3,242,216
PulteGroup Inc	61,700	6,329,186
		9,571,402
Specialty Retail - 0.3%
Carvana Co Class A (a)	8,600	2,101,410
Dick's Sporting Goods Inc	22,600	4,242,924
		6,344,334
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (a)	17,300	1,917,359
TOTAL CONSUMER DISCRETIONARY		134,304,244

Consumer Staples - 2.3%
Beverages - 0.2%
Monster Beverage Corp (a)	73,100	4,394,772
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	38,315	38,104,268
TOTAL CONSUMER STAPLES		42,499,040

Energy - 0.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	142,300	5,037,420
Oil, Gas & Consumable Fuels - 0.3%
EOG Resources Inc	57,667	6,362,400
TOTAL ENERGY		11,399,820

Financials - 15.7%
Banks - 4.4%
Bank of America Corp	536,583	21,398,930
JPMorgan Chase & Co	158,914	38,873,543
Wells Fargo & Co	282,600	20,067,426
		80,339,899
Capital Markets - 4.4%
Ares Management Corp Class A	82,700	12,614,231
Evercore Inc Class A	36,700	7,534,143
Houlihan Lokey Inc Class A	29,200	4,732,735
KKR & Co Inc Class A	112,400	12,843,948
Moody's Corp	36,239	16,420,616
MSCI Inc	10,544	5,747,640
Robinhood Markets Inc Class A (a)	108,500	5,328,435
S&P Global Inc	31,658	15,830,583
		81,052,331
Financial Services - 4.7%
Apollo Global Management Inc	70,400	9,608,192
Mastercard Inc Class A	62,011	33,985,749
Visa Inc Class A	123,534	42,680,998
		86,274,939
Insurance - 2.2%
Arthur J Gallagher & Co	49,300	15,810,017
Marsh & McLennan Cos Inc	97,800	22,050,966
The Travelers Companies, Inc.	13,500	3,565,755
		41,426,738
TOTAL FINANCIALS		289,093,907

Health Care - 10.6%
Biotechnology - 1.9%
Alnylam Pharmaceuticals Inc (a)	30,400	8,002,496
Exelixis Inc (a)	73,000	2,857,950
Gilead Sciences Inc	231,100	24,621,394
		35,481,840
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp (a)	273,729	28,158,502
Intuitive Surgical Inc (a)	26,314	13,572,761
TransMedics Group Inc (a)(b)	52,000	4,784,520
		46,515,783
Health Care Providers & Services - 1.6%
Tenet Healthcare Corp (a)	37,600	5,374,920
UnitedHealth Group Inc	56,475	23,236,074
		28,610,994
Health Care Technology - 0.5%
Doximity Inc Class A (a)	85,200	4,846,176
Veeva Systems Inc Class A (a)	19,200	4,486,848
		9,333,024
Life Sciences Tools & Services - 1.3%
Danaher Corp	44,045	8,779,490
Thermo Fisher Scientific Inc	35,100	15,057,900
		23,837,390
Pharmaceuticals - 2.8%
Eli Lilly & Co	56,400	50,700,780
TOTAL HEALTH CARE		194,479,811

Industrials - 15.6%
Aerospace & Defense - 6.6%
Axon Enterprise Inc (a)	30,600	18,766,980
Boeing Co (a)	35,100	6,431,724
GE Aerospace	197,600	39,824,304
HEICO Corp Class A	76,947	15,460,961
Howmet Aerospace Inc	123,500	17,114,630
TransDigm Group Inc	16,000	22,609,120
		120,207,719
Building Products - 1.2%
Trane Technologies PLC	59,000	22,615,290
Commercial Services & Supplies - 1.5%
Cintas Corp	97,252	20,586,303
Copart Inc (a)	123,752	7,552,585
		28,138,888
Construction & Engineering - 0.7%
Comfort Systems USA Inc	10,700	4,253,785
EMCOR Group Inc	22,100	8,855,470
		13,109,255
Electrical Equipment - 2.3%
Eaton Corp PLC	83,200	24,491,584
GE Vernova Inc	44,900	16,649,818
Vertiv Holdings Co Class A	12,600	1,075,788
		42,217,190
Machinery - 2.9%
ITT Inc	56,939	7,801,782
Parker-Hannifin Corp	36,300	21,963,678
Pentair PLC	27,500	2,495,075
Snap-on Inc	14,000	4,393,340
Westinghouse Air Brake Technologies Corp	95,500	17,642,670
		54,296,545
Professional Services - 0.4%
KBR Inc	69,900	3,691,419
Paylocity Holding Corp (a)	15,000	2,881,499
		6,572,918
TOTAL INDUSTRIALS		287,157,805

Information Technology - 29.5%
Communications Equipment - 0.9%
Arista Networks Inc	199,800	16,437,546
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	317,980	24,468,561
Semiconductors & Semiconductor Equipment - 10.5%
Broadcom Inc	212,300	40,861,381
KLA Corp	19,885	13,972,991
Lam Research Corp	134,570	9,644,632
Marvell Technology Inc	17,500	1,021,474
NVIDIA Corp	1,174,580	127,935,254
		193,435,732
Software - 12.4%
AppLovin Corp Class A (a)	9,400	2,531,514
Cadence Design Systems Inc (a)	56,547	16,836,304
Fair Isaac Corp (a)	11,200	22,284,416
Fortinet Inc (a)	125,060	12,976,226
HubSpot Inc (a)	13,462	8,232,013
Microsoft Corp	338,038	133,612,900
Nutanix Inc Class A (a)	77,300	5,310,510
Palo Alto Networks Inc (a)	56,000	10,468,080
Servicenow Inc (a)	1,352	1,291,173
Synopsys Inc (a)	31,700	14,550,617
		228,093,753
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	380,607	80,878,988
Pure Storage Inc Class A (a)	100	4,536
		80,883,524
TOTAL INFORMATION TECHNOLOGY		543,319,116

Materials - 0.9%
Chemicals - 0.3%
CF Industries Holdings Inc	47,300	3,706,901
Sherwin-Williams Co/The	3,283	1,158,636
		4,865,537
Construction Materials - 0.6%
Martin Marietta Materials Inc	10,100	5,292,198
Vulcan Materials Co	21,500	5,640,095
		10,932,293
TOTAL MATERIALS		15,797,830

Real Estate - 2.0%
Health Care REITs - 0.4%
Ventas Inc	109,500	7,673,760
Real Estate Management & Development - 0.9%
Compass Inc Class A (a)	1,004,800	7,757,056
Jones Lang LaSalle Inc (a)	12,800	2,910,848
Zillow Group Inc Class C (a)	89,700	6,039,501
		16,707,405
Specialized REITs - 0.7%
American Tower Corp	55,100	12,420,091
TOTAL REAL ESTATE		36,801,256

Utilities - 0.7%
Electric Utilities - 0.4%
Constellation Energy Corp	29,100	6,502,104
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	44,100	5,716,683
TOTAL UTILITIES		12,218,787

TOTAL UNITED STATES		1,795,226,753
TOTAL COMMON STOCKS (Cost $926,138,368)		1,799,280,416

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	49,296,885	49,306,745
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	2,655,185	2,655,449
TOTAL MONEY MARKET FUNDS (Cost $51,962,195)			51,962,194

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $978,100,563)	1,851,242,610
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(10,018,963)
NET ASSETS - 100.0%	1,841,223,647

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,076,017	385,433,840	367,203,112	807,694	-	-	49,306,745	49,296,885	0.1%
Fidelity Securities Lending Cash Central Fund	2,353,375	12,650,578	12,348,503	789	-	(1)	2,655,449	2,655,185	0.0%
Total	33,429,392	398,084,418	379,551,615	808,483	-	(1)	51,962,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	228,155,137	228,155,137	-	-
Consumer Discretionary	134,304,244	134,304,244	-	-
Consumer Staples	42,499,040	42,499,040	-	-
Energy	15,453,483	15,453,483	-	-
Financials	289,093,907	289,093,907	-	-
Health Care	194,479,811	194,479,811	-	-
Industrials	287,157,805	287,157,805	-	-
Information Technology	543,319,116	543,319,116	-	-
Materials	15,797,830	15,797,830	-	-
Real Estate	36,801,256	36,801,256	-	-
Utilities	12,218,787	12,218,787	-	-

Money Market Funds	51,962,194	51,962,194	-	-
Total Investments in Securities:	1,851,242,610	1,851,242,610	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,585,481) - See accompanying schedule:
Unaffiliated issuers (cost $926,138,368)	$1,799,280,416
Fidelity Central Funds (cost $51,962,195)	51,962,194

Total Investment in Securities (cost $978,100,563)		$1,851,242,610
Receivable for investments sold		1,571,567
Receivable for fund shares sold		241,503
Dividends receivable		147,081
Distributions receivable from Fidelity Central Funds		290,986
Prepaid expenses		609
Other receivables		11,932
Total assets		1,853,506,288
Liabilities
Payable for investments purchased	$5,989,603
Payable for fund shares redeemed	2,658,819
Accrued management fee	942,867
Other payables and accrued expenses	35,902
Collateral on securities loaned	2,655,450
Total liabilities		12,282,641
Net Assets		$1,841,223,647
Net Assets consist of:
Paid in capital		$870,223,505
Total accumulated earnings (loss)		971,000,142
Net Assets		$1,841,223,647

Net Asset Value and Maximum Offering Price
Disciplined Equity :
Net Asset Value, offering price and redemption price per share ($1,795,264,361 ÷ 28,751,668 shares)		$62.44
Class K :
Net Asset Value, offering price and redemption price per share ($45,959,286 ÷ 736,159 shares)		$62.43
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$5,731,148
Income from Fidelity Central Funds (including $789 from security lending)		808,483
Total income		6,539,631
Expenses
Management fee
Basic fee	$6,392,938
Performance adjustment	(878,013)
Custodian fees and expenses	11,199
Independent trustees' fees and expenses	4,483
Registration fees	29,389
Audit fees	28,247
Legal	4,826
Miscellaneous	3,397
Total expenses before reductions	5,596,466
Expense reductions	(1,166)
Total expenses after reductions		5,595,300
Net Investment income (loss)		944,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	103,845,374
Total net realized gain (loss)		103,845,374
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(177,150,129)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(177,150,130)
Net gain (loss)		(73,304,756)
Net increase (decrease) in net assets resulting from operations		$(72,360,425)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$944,331	$5,586,562
Net realized gain (loss)	103,845,374	178,085,303
Change in net unrealized appreciation (depreciation)	(177,150,130)	417,871,168
Net increase (decrease) in net assets resulting from operations	(72,360,425)	601,543,033
Distributions to shareholders	(176,360,083)	(77,529,353)

Share transactions - net increase (decrease)	62,289,895	(49,123,919)
Total increase (decrease) in net assets	(186,430,613)	474,889,761

Net Assets
Beginning of period	2,027,654,260	1,552,764,499
End of period	$1,841,223,647	$2,027,654,260

Financial Highlights
Fidelity® Disciplined Equity Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$70.74	$53.10	$47.71	$65.18	$45.48	$37.51
Income from Investment Operations
Net investment income (loss) A,B	.03	.19	.22	.11	(.06)	.03
Net realized and unrealized gain (loss)	(2.13)	20.11	6.49	(16.65)	19.77	8.16
Total from investment operations	(2.10)	20.30	6.71	(16.54)	19.71	8.19
Distributions from net investment income	(.19)	(.22)	(.12)	-	(.01)	(.22)
Distributions from net realized gain	(6.01)	(2.45)	(1.20)	(.93)	-	-
Total distributions	(6.20)	(2.66) C	(1.32)	(.93)	(.01)	(.22)
Net asset value, end of period	$62.44	$70.74	$53.10	$47.71	$65.18	$45.48
Total Return D,E	(3.85) %	39.52%	14.44%	(25.71)%	43.35%	21.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H	.53%	.49%	.71%	.79%	.71%
Expenses net of fee waivers, if any	.56 % H	.53%	.48%	.70%	.78%	.71%
Expenses net of all reductions, if any	.56% H	.53%	.48%	.70%	.78%	.71%
Net investment income (loss)	.09% H	.29%	.44%	.20%	(.10)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,795,264	$1,965,862	$1,503,508	$1,422,066	$2,091,163	$1,468,793
Portfolio turnover rate I	66 % H	39%	36%	28%	19%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Disciplined Equity Fund Class K

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$70.75	$53.11	$47.72	$65.14	$45.42	$37.47
Income from Investment Operations
Net investment income (loss) A,B	.06	.24	.27	.16	(.01)	.06
Net realized and unrealized gain (loss)	(2.13)	20.11	6.49	(16.65)	19.75	8.14
Total from investment operations	(2.07)	20.35	6.76	(16.49)	19.74	8.20
Distributions from net investment income	(.24)	(.26)	(.17)	-	(.02)	(.25)
Distributions from net realized gain	(6.01)	(2.45)	(1.20)	(.93)	-	-
Total distributions	(6.25)	(2.71)	(1.37)	(.93)	(.02)	(.25)
Net asset value, end of period	$62.43	$70.75	$53.11	$47.72	$65.14	$45.42
Total Return C,D	(3.82) %	39.63%	14.55%	(25.65)%	43.47%	21.99%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48% G	.45%	.40%	.62%	.70%	.62%
Expenses net of fee waivers, if any	.48 % G	.44%	.39%	.62%	.70%	.62%
Expenses net of all reductions, if any	.48% G	.44%	.39%	.62%	.70%	.62%
Net investment income (loss)	.17% G	.37%	.52%	.28%	(.01)%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$45,959	$61,792	$49,256	$52,937	$112,543	$94,890
Portfolio turnover rate H	66 % G	39%	36%	28%	19%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$893,139,252
Gross unrealized depreciation	(30,568,330)
Net unrealized appreciation (depreciation)	$862,570,922
Tax cost	$988,671,688

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disciplined Equity Fund	652,137,268	776,214,224
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Disciplined Equity	.65
Class K	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Disciplined Equity	.64
Class K	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Disciplined Equity Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Disciplined Equity. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.09)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Disciplined Equity Fund	12,485

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Disciplined Equity Fund	41,325,136	51,381,504	(2,140,918)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Disciplined Equity Fund	1,567
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disciplined Equity Fund	89	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,166.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Disciplined Equity Fund
Distributions to shareholders
Disciplined Equity	$170,965,669	$75,009,309
Class K	5,394,414	2,520,044
Total	$176,360,083	$77,529,353
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Disciplined Equity Fund
Disciplined Equity
Shares sold	373,002	998,469	$25,688,588	$64,202,187
Reinvestment of distributions	2,214,634	1,208,178	153,739,881	68,008,325
Shares redeemed	(1,626,075)	(2,732,385)	(108,825,552)	(177,124,777)
Net increase (decrease)	961,561	(525,738)	$70,602,917	$(44,914,265)
Class K
Shares sold	31,220	57,235	$2,161,073	$3,668,454
Reinvestment of distributions	77,741	44,793	5,394,414	2,520,044
Shares redeemed	(246,189)	(156,162)	(15,868,509)	(10,398,152)
Net increase (decrease)	(137,228)	(54,134)	$(8,313,022)	$(4,209,654)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703636.127
FDE-SANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025